Schedule of Portfolio Investments
Praxis Impact Bond Fund
September 30, 2020 (Unaudited)

MUNICIPAL BONDS - 1.2%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A,	7.334%	02/15/28	$1,000,000	$1,305,940
City of San Francisco, California, Public Utilities Comm. Water Rev., Series 2019-A,	3.303%	11/01/39	2,000,000	2,160,120
Findlay City School District, Series 2010-B,	6.250%	12/01/37	270,000	271,039
Houston, Texas, Independent School District, Series 2009A-2,	6.168%	02/15/34	1,000,000	1,004,330
Massachusetts St., Series 2016-F,	3.277%	06/01/46	1,500,000	1,710,540
New Jersey St. Housing & Mortgage Finance, Series 2013-C,	2.600%	07/01/23	165,000	168,625
Osceola County Housing Finance Authority Rev., Series 2013-B,	3.350%	07/01/23	125,000	133,646
St. Paul, Minnesota, Housing & Redevelopment Authority Rev., Series 2015-B,	2.993%	07/01/21	1,250,000	1,265,450
TOTAL MUNICIPAL BONDS (COST $7,568,354)				$8,019,690

CORPORATE BONDS - 46.0%	Coupon	Maturity	Principal Amount	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.2%
Hanesbrands, Inc. (a)	4.625%	05/15/24	$500,000	$519,895
VF Corp.	2.400%	04/23/25	536,000	568,567
				1,088,462
ASSET MANAGEMENT - 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	798,487

AUTOMOTIVE - 1.0%
American Honda Finance Corp.	3.550%	01/12/24	357,000	389,524
BMW US Capital, LLC (a)	3.800%	04/06/23	1,000,000	1,077,438
BorgWarner, Inc.	2.650%	07/01/27	601,000	634,246
Hyundai Capital Services, Inc. (a)	2.875%	03/16/21	1,250,000	1,260,977
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,316,696
Toyota Motor Credit Corp., Series B	2.900%	03/30/23	1,735,000	1,839,526
				6,518,407

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 46.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKING - 5.8%
Axis Bank/Dubai Ltd. (a)	2.875%	06/01/21	$500,000	$501,000
Bank of America Corp.	3.499%	05/17/22	1,000,000	1,018,748
Bank of America Corp.	3.300%	01/11/23	500,000	530,744
Bank of America Corp.	3.335%	01/25/23	1,000,000	1,037,698
Bank of America Corp.	4.100%	07/24/23	1,000,000	1,094,808
Bank of America Corp.	0.981%	09/25/25	1,500,000	1,499,655
Bank of America Corp.	2.456%	10/22/25	1,000,000	1,054,328
Bank of America Corp. (b)	4.271%	07/23/29	1,000,000	1,173,062
Bank of Montreal	3.300%	02/05/24	1,000,000	1,083,352
Citigroup, Inc.	3.875%	10/25/23	1,000,000	1,095,076
Citigroup, Inc. (b)	1.678%	05/15/24	1,250,000	1,280,524
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,961,056
Citigroup, Inc. (b)	2.572%	06/03/30	1,000,000	1,048,070
Discover Bank/Greenwood DE	4.200%	08/08/23	1,255,000	1,374,074
Fifth Third Bank	3.650%	01/25/24	1,250,000	1,363,621
ING Groep N.V. (a)	4.625%	01/06/26	1,250,000	1,466,088
JPMorgan Chase & Co.	3.250%	09/23/22	1,500,000	1,585,470
JPMorgan Chase & Co.	0.653%	09/16/24	1,000,000	1,000,380
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,838,257
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	2,142,664
Key Bank, N.A.	1.250%	03/10/23	1,750,000	1,782,323
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,322,275
National Australia Bank, New York Branch	3.625%	06/20/23	1,750,000	1,895,334
National Bank of Canada (a)	2.150%	10/07/22	1,250,000	1,289,038
PNC Bank N.A.	3.500%	06/08/23	1,285,000	1,381,092
Regions Financial Corp.	2.250%	05/18/25	1,000,000	1,056,166
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,251,388
Toronto-Dominion Bank (b)	0.510%	09/28/23	2,000,000	2,000,596
Truist Financial Corp.	1.250%	03/09/23	1,750,000	1,781,469
				39,908,356
BEVERAGES - 0.5%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	589,650
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	1,002,200
PepsiCo, Inc.	2.250%	03/19/25	2,000,000	2,142,286
				3,734,136
BIOTECH & PHARMA - 0.7%
AbbVie, Inc. (a)	2.950%	11/21/26	500,000	544,614
Biogen, Inc.	2.250%	05/01/30	500,000	512,039

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 46.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BIOTECH & PHARMA - 0.7% (Continued)
Gilead Sciences, Inc.	3.650%	03/01/26	$750,000	$845,434
Zeneca Wilmington, Inc.	7.000%	11/15/23	1,100,000	1,311,280
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,266,144
				4,479,511
CABLE & SATELLITE - 0.3%
Comcast Corp.	3.300%	04/01/27	500,000	565,375
Comcast Corp.	4.750%	03/01/44	500,000	658,765
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	543,132
				1,767,272
CHEMICALS - 1.4%
Air Products & Chemicals, Inc.	2.050%	05/15/30	500,000	524,827
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,326,779
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,728,990
Ecolab, Inc.	4.800%	03/24/30	140,000	178,576
Ecolab, Inc.	5.500%	12/08/41	250,000	360,082
Ecolab, Inc.	3.950%	12/01/47	1,220,000	1,542,720
LG Chemical Ltd. (a)	3.250%	10/15/24	290,000	312,236
NOVA Chemicals Corp. (a)	5.250%	08/01/23	500,000	492,500
Nutrien Ltd.	1.900%	05/13/23	800,000	825,824
Nutrien Ltd.	5.875%	12/01/36	840,000	1,071,797
Solvay Finance S.A. (a)	4.450%	12/03/25	1,250,000	1,407,100
				9,771,431
CONSTRUCTION MATERIALS - 0.4%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,370,262
Owens Corning	4.200%	12/01/24	1,000,000	1,102,180
Owens Corning	3.950%	08/15/29	300,000	339,837
				2,812,279
CONSUMER SERVICES - 2.3%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	1,050,852
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	592,496
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,485,000	3,233,973
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,495,960
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,785,085
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,864,180
President & Fellows of Harvard College	3.150%	07/15/46	2,961,000	3,434,109
University of Notre Dame, Series 2017	3.394%	02/15/48	2,000,000	2,344,577
				15,801,232

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 46.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CONTAINERS & PACKAGING - 0.5%
CCL Industries, Inc. (a)	3.050%	06/01/30	$1,750,000	$1,867,918
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,297,248
				3,165,166
DIVERSIFIED INDUSTRIALS - 0.2%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,247,569

ELECTRIC UTILITIES - 5.5%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,957,694
Caledonia Generating, LLC (a)	1.950%	02/28/22	158,484	160,167
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	1,151,360
DTE Electric Co.	4.050%	05/15/48	1,750,000	2,205,125
Duke Energy, LLC	3.450%	03/15/29	1,750,000	2,020,218
Electricite de France S.A. (a)	3.625%	10/13/25	1,250,000	1,399,704
Enel Finance International N.V. (a)	2.650%	09/10/24	1,250,000	1,325,340
Florida Power & Light Co.	3.700%	12/01/47	1,300,000	1,581,660
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,108,536
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,440,386
Liberty Utilities Financial Services (a)	2.050%	09/15/30	355,000	349,973
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	2,196,383
Midland Cogeneration Venture, L.P. (a)	5.250%	03/15/25	122,176	120,197
Midland Cogeneration Venture, L.P. (a)	6.000%	03/15/25	325,591	336,366
Narragansett Electric Co. (a)	3.395%	04/09/30	1,500,000	1,710,127
National Rural Utilities	1.350%	03/15/31	1,000,000	995,736
Niagara Mohawk Power Corp. (a)	1.960%	06/27/30	1,500,000	1,539,654
Northern States Power Co.	2.900%	03/01/50	1,250,000	1,338,555
NSTAR Electric Co.	3.950%	04/01/30	600,000	725,781
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,758,345
Pacificorp	8.080%	10/14/22	500,000	567,390
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,513,969
Public Service Colorado	3.700%	06/15/28	1,750,000	2,042,299
Puget Energy, Inc.	5.625%	07/15/22	750,000	803,677
Puget Sound Energy, Inc.	4.223%	06/15/48	1,000,000	1,248,887
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	1,025,106
Solar Star Funding, LLC (a)	3.950%	06/30/35	288,944	300,412

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 46.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 5.5% (Continued)
Solar Star Funding, LLC (a)	5.375%	06/30/35	$444,424	$518,780
Southern California Edison	4.050%	03/15/42	1,165,000	1,257,182
Tenaska Virginia Partners, L.P. (a)	6.119%	03/30/24	534,795	570,973
Topaz Solar Farms, LLC (a)	4.875%	09/30/39	254,941	282,347
Topaz Solar Farms, LLC (a)	5.750%	09/30/39	600,622	701,227
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,400,314
				37,653,870
ELECTRICAL EQUIPMENT - 0.5%
Johnson Controls International plc	3.750%	12/01/21	14,000	14,340
Johnson Controls International plc	1.750%	09/15/30	1,000,000	1,006,324
Legrand S.A.	8.500%	02/15/25	1,000,000	1,324,031
Roper Technologies, Inc.	2.000%	06/30/30	440,000	448,533
Thomas & Betts Corp.	5.625%	11/15/21	720,000	760,917
				3,554,145
FOOD - 2.3%
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,673,499
Cargill, Inc. (a)	4.760%	11/23/45	1,500,000	2,014,373
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,698,973
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	2,322,411
Ingredion, Inc.	2.900%	06/01/30	1,000,000	1,085,832
J.M. Smucker Co. (The)	3.500%	03/15/25	1,250,000	1,404,714
Kellogg Co.	2.650%	12/01/23	1,250,000	1,324,889
Mars, Inc. (a)	3.600%	04/01/34	1,500,000	1,803,898
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	1,002,890
Wm. Wrigley Jr. Co. (a)	3.375%	10/21/20	1,430,000	1,432,174
				15,763,653
FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	903,000
Klabin Finance S.A. (a)	4.875%	09/19/27	750,000	800,625
				1,703,625
GAS & WATER UTILITIES - 0.5%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,643,014
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,594,896
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	315,548
				3,553,458
HEALTH CARE FACILITIES & SERVICES - 0.7%
Anthem, Inc.	2.500%	11/21/20	1,500,000	1,504,466
CVS Health Corp.	4.300%	03/25/28	1,250,000	1,463,089

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 46.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
HEALTH CARE FACILITIES & SERVICES - 0.7% (Continued)
Kaiser Foundation Hospital	3.150%	05/01/27	$1,500,000	$1,680,171
				4,647,726
HOME & OFFICE PRODUCTS - 0.2%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	1,117,387

HOME CONSTRUCTION - 0.2%
NVR, Inc.	3.950%	09/15/22	500,000	528,243
NVR, Inc.	3.000%	05/15/30	1,000,000	1,079,827
				1,608,070
HOUSEHOLD PRODUCTS - 0.0% (d)
Procter & Gamble Co. (The)	3.600%	03/25/50	250,000	316,998

INSTITUTIONAL FINANCIAL SERVICES - 2.0%
Bank of New York Mellon Corp. (The)	3.400%	05/15/24	650,000	713,069
Bank of New York Mellon Corp. (The), Perpetual Bond (b)	3.647%	12/29/49	1,000,000	980,000
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,799,491
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,623,582
Goldman Sachs Group, Inc. (b)	4.223%	05/01/29	1,000,000	1,166,213
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,738,587
Morgan Stanley	3.125%	07/27/26	2,000,000	2,214,122
Morgan Stanley, Series GMTN	2.699%	01/22/31	1,250,000	1,331,494
National Securities Clearing Corp. (a)	1.500%	04/23/25	1,000,000	1,031,071
State Street Corp.	7.350%	06/15/26	1,000,000	1,294,879
				13,892,508
INSURANCE - 5.4%
Aflac, Inc.	3.600%	04/01/30	750,000	880,151
Aflac, Inc.	4.000%	10/15/46	1,058,000	1,229,842
American International Group, Inc.	3.750%	07/10/25	1,250,000	1,399,211
Athene Global Funding (a)	2.800%	05/26/23	1,500,000	1,564,237
Equitable Financial Life Global Funding (a)	1.400%	07/07/25	500,000	510,448
Five Corners Funding Trust (a)	4.419%	11/15/23	1,000,000	1,111,100
Globe Life, Inc.	2.150%	08/15/30	1,750,000	1,755,842
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,357,181
Jackson National Life Global Funding (a)	3.300%	06/11/21	1,250,000	1,275,503
Kemper Corp.	4.350%	02/15/25	1,250,000	1,371,619

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 46.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 5.4% (Continued)
Liberty Mutual Group, Inc. (a)	4.950%	05/01/22	$1,050,000	$1,118,692
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,129,827
Massachusetts Mutual Life Insurance Co. (a)	3.375%	04/15/50	1,500,000	1,531,337
Met Life Global Funding I (a)	1.950%	01/13/23	500,000	516,979
Met Life Global Funding I (a)	3.600%	01/11/24	1,750,000	1,915,292
New York Life Global Funding (a)	2.900%	01/17/24	3,000,000	3,214,785
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,050,248
Pacific Life Global Funding II (a)	1.200%	06/24/25	415,000	420,170
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,464,801
Progressive Corp. (The)	3.200%	03/26/30	500,000	571,760
Protective Life Global Funding (a)	1.082%	06/09/23	385,000	390,447
Prudential Financial, Inc.	1.500%	03/10/26	644,000	670,874
Prudential Financial, Inc. (b)	5.875%	09/15/42	750,000	789,907
Prudential plc	3.125%	04/14/30	750,000	832,882
Reinsurance Group of America, Inc.	3.900%	05/15/29	1,000,000	1,141,586
Reliance STD Life Insurance Co. (a)	2.750%	05/07/25	1,280,000	1,351,390
RLI Corp.	4.875%	09/15/23	1,000,000	1,087,733
Sammons Financial Group, Inc. (a)	4.450%	05/12/27	1,050,000	1,101,521
StanCorp Financial Group, Inc.	5.000%	08/15/22	1,250,000	1,314,291
Teachers Insurance & Annuity Association (a)(b)	4.375%	09/15/54	2,678,000	2,838,847
				36,908,503
INTERNET MEDIA & SERVICES - 0.1%
Alphabet, Inc.	0.450%	08/15/25	890,000	887,246

LEISURE FACILITIES & SERVICES - 0.6%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,024,495
Marriott International, Inc.	3.600%	04/15/24	727,000	749,290
McDonald's Corp., Series MTN	3.500%	07/01/27	1,000,000	1,138,726
Starbucks Corp.	2.450%	06/15/26	1,000,000	1,081,870
				3,994,381
MACHINERY - 0.7%
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	02/21/21	500,000	504,805
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	819,267
John Deere Capital Corp.	1.750%	03/09/27	250,000	261,325
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,391,638
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,849,472
				4,826,507

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 46.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
MEDICAL EQUIPMENT & DEVICES - 0.6%
Agilent Technologies, Inc.	3.875%	07/15/23	$1,250,000	$1,353,431
Alcon Finance Corp. (a)	2.600%	05/27/30	1,250,000	1,323,223
DENTSPLY SIRONA, Inc.	3.250%	06/01/30	1,000,000	1,087,181
				3,763,835
PERSONAL PRODUCTS - 0.2%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	1,092,504

PIPELINES - 0.5%
Florida Gas Transmission Co., LLC (a)	4.350%	07/15/25	1,000,000	1,137,546
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,000,000	1,110,610
ONEOK Partners, L.P.	4.900%	03/15/25	1,042,000	1,141,851
				3,390,007
REITS - 2.6%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	674,190
Alexandria Real Estate Equities, Inc.	4.000%	01/15/24	1,500,000	1,651,721
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,470,343
Camden Property Trust	2.800%	05/15/30	500,000	544,791
Duke Realty Trust, L.P.	2.875%	11/15/29	1,500,000	1,636,263
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,483,531
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,584,005
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,703,971
Lexington Realty Trust	2.700%	09/15/30	500,000	509,749
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	2,026,230
Prologis, L.P.	2.250%	04/15/30	2,500,000	2,657,207
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	1,063,162
Vornado Realty, L.P.	3.500%	01/15/25	567,000	589,822
				17,594,985
RETAIL - CONSUMER STAPLES - 0.5%
Costco Wholesale Corp.	2.300%	05/18/22	1,000,000	1,031,741
Kroger Co. (The)	5.000%	04/15/42	1,000,000	1,280,054
Target Corp.	2.250%	04/15/25	1,000,000	1,071,519
				3,383,314
RETAIL - DISCRETIONARY - 0.7%
ERAC USA Finance, LLC (a)	2.700%	11/01/23	1,250,000	1,313,546
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,262,169
Macy's Retail Holdings, Inc.	9.500%	04/15/21	90,000	90,043
O'Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,053,752

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 46.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
RETAIL - DISCRETIONARY - 0.7% (Continued)
TJX Cos., Inc. (The)	3.500%	04/15/25	$1,250,000	$1,392,216
				5,111,726
SEMICONDUCTORS - 0.6%
Analog Devices, Inc.	2.950%	04/01/25	175,000	190,333
Intel Corp.	3.400%	03/25/25	300,000	336,127
Intel Corp.	3.734%	12/08/47	1,361,000	1,625,346
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	532,389
NVIDIA Corp.	2.850%	04/01/30	500,000	561,753
Texas Instruments, Inc.	1.375%	03/12/25	1,000,000	1,034,825
				4,280,773
SOFTWARE - 0.3%
Microsoft Corp.	2.525%	06/01/50	2,000,000	2,091,638

SPECIALTY FINANCE - 1.6%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	1,000,000	1,030,726
American Express Credit Corp.	3.000%	10/30/24	1,000,000	1,084,942
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	1,050,387
Community Preservation Corp. (The)	2.867%	02/01/30	1,750,000	1,874,297
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	786,876
Fidelity National Information Services, Inc.	3.400%	06/15/30	500,000	540,789
GATX Corp.	4.350%	02/15/24	300,000	327,798
Low Income Investment Fund	3.386%	07/01/26	115,000	122,616
USAA Capital Corp. (a)	1.500%	05/01/23	1,000,000	1,025,499
USAA Capital Corp. (a)	2.125%	05/01/30	3,000,000	3,160,796
				11,004,726
STEEL - 0.4%
Nucor Corp.	4.125%	09/15/22	1,025,000	1,087,223
Nucor Corp.	2.000%	06/01/25	460,000	480,129
Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,105,000	1,198,206
				2,765,558
TECHNOLOGY HARDWARE - 0.6%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,319,150
Apple, Inc.	3.000%	06/20/27	1,000,000	1,128,155
Apple, Inc.	2.650%	05/11/50	1,000,000	1,047,883
Xerox Corp.	4.070%	03/17/22	750,000	761,603
				4,256,791
TECHNOLOGY SERVICES - 1.5%
Experian Financial plc (a)	2.750%	03/08/30	635,000	684,879

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 46.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TECHNOLOGY SERVICES - 1.5% (Continued)
Genpact Luxembourg S.A.R.L.	3.700%	04/01/22	$1,100,000	$1,126,117
IBM Corp.	3.300%	05/15/26	1,000,000	1,126,113
Mastercard, Inc.	3.300%	03/26/27	197,000	224,559
Moody's Corp.	3.250%	05/20/50	500,000	535,309
RELX Capital, Inc.	3.500%	03/16/23	1,500,000	1,595,310
S&P Global, Inc.	4.000%	06/15/25	1,163,000	1,332,221
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	988,803
Visa, Inc.	0.750%	08/15/27	1,770,000	1,756,603
Visa, Inc.	2.050%	04/15/30	500,000	535,710
				9,905,624
TELECOMMUNICATIONS - 1.1%
AT&T, Inc.	4.100%	02/15/28	757,000	876,376
AT&T, Inc.	5.250%	03/01/37	500,000	625,160
AT&T, Inc.	4.750%	05/15/46	1,500,000	1,762,149
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	996,651
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	1,183,003
Verizon Communications, Inc.	5.500%	03/16/47	1,250,000	1,882,805
				7,326,144
TRANSPORTATION & LOGISTICS - 1.8%
British Airways, Series 2013-1 (a)	4.625%	12/20/25	517,384	497,998
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	1,000,000	1,445,010
Canadian Pacific Railway	2.050%	03/05/30	1,750,000	1,823,125
FedEx Corp.	3.800%	05/15/25	1,000,000	1,131,242
Mexico City Airport Trust (a)	4.250%	10/31/26	497,000	439,845
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,313,292
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	1,594,146
Penske Truck Leasing (a)	3.450%	07/01/24	1,250,000	1,353,128
Southwest Airlines Co.	2.650%	11/05/20	680,000	680,125
TTX Co. (a)	4.600%	02/01/49	280,000	369,914
United Parcel Services, Inc.	3.900%	04/01/25	1,500,000	1,708,989
				12,356,814
TRANSPORTATION EQUIPMENT - 0.1%
Paccar Financial Corp., Series MTN	2.650%	04/06/23	385,000	405,857

WHOLESALE - CONSUMER STAPLES - 0.5%
Bunge Ltd. Finance Corp.	3.500%	11/24/20	1,250,000	1,255,471
Bunge Ltd. Finance Corp.	1.630%	08/17/25	395,000	396,728

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 46.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
WHOLESALE - CONSUMER STAPLES - 0.5% (Continued)
Sysco Corp.	2.400%	02/15/30	$1,750,000	$1,756,013
				3,408,212

TOTAL CORPORATE BONDS (COST $286,437,468)				$313,658,893

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (c)	2.000%	06/15/22	$980,000	$993,005
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	1,650,000	1,713,657
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	950,000	992,636
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	980,000	1,005,186
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/13/24	400,000	411,128
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	1,400,000	1,400,000
TOTAL CORPORATE NOTES (COST $6,360,000)				$6,515,612

FOREIGN GOVERNMENTS - 8.1%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 2.7%
Banco Nacional de Costa Rica (a)	5.875%	04/25/21	$325,000	$329,875
Bank Nederlandse Gemeenten (a)	2.125%	12/14/20	1,500,000	1,505,449
BNG Bank N.V. (a)	3.125%	11/08/21	1,500,000	1,546,950
BNG Bank N.V. (a)	1.500%	10/16/24	1,500,000	1,564,680
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,257,387
KFW	1.875%	11/30/20	1,450,000	1,453,905
KFW	2.000%	11/30/21	1,000,000	1,020,697
KFW	2.000%	09/29/22	1,500,000	1,553,144
Kommunalbanken A.S. (a)	1.375%	10/26/20	1,000,000	1,000,750
Kommunalbanken A.S. (a)	2.125%	02/11/25	1,000,000	1,072,220
Kommunivest I Sverige AB (a)	1.875%	06/01/21	2,000,000	2,020,911
Korea East-West Power Co. (a)	3.875%	07/19/23	147,000	159,627
Municipality Finance plc (a)	1.375%	09/21/21	1,000,000	1,010,590
Nacional Financiera SNC (a)	3.375%	11/05/20	1,000,000	1,000,350
Nederlandse Waterschapsbank N.V. (a)	2.125%	11/15/21	1,500,000	1,530,795
				18,027,330

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 8.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 5.4%
African Development Bank	3.000%	12/06/21	$1,000,000	$1,032,544
African Development Bank	0.750%	04/03/23	1,000,000	1,012,253
Asian Development Bank	2.125%	03/19/25	1,000,000	1,076,031
Asian Development Bank	3.125%	09/26/28	1,000,000	1,187,160
European Bank for Reconstruction & Development	1.875%	07/15/21	1,500,000	1,519,050
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	208,209
European Bank for Reconstruction & Development	1.625%	09/27/24	1,250,000	1,313,005
European Investment Bank	2.500%	10/15/24	1,000,000	1,086,996
European Investment Bank (a)	2.875%	06/13/25	1,000,000	1,114,280
European Investment Bank	2.125%	04/13/26	1,000,000	1,091,030
European Investment Bank	2.375%	05/24/27	1,000,000	1,114,834
Inter-American Development Bank	3.000%	09/26/22	2,000,000	2,108,600
Inter-American Development Bank	0.875%	04/03/25	3,000,000	3,060,660
Inter-American Development Bank	4.375%	01/24/44	3,000,000	4,595,525
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	537,790
International Bank for Reconstruction & Development	0.625%	04/22/25	1,000,000	1,009,311
International Bank for Reconstruction & Development	3.125%	11/20/25	1,000,000	1,134,814
International Development Association (a)	2.750%	04/24/23	5,000,000	5,310,614
International Development Association (a)	0.375%	09/23/25	2,000,000	1,998,338
International Finance Corp., Series GMTN	2.000%	10/24/22	2,000,000	2,073,720
International Finance Corp., Series GMTN	0.500%	03/20/23	2,500,000	2,512,762
Nordic Investment Bank	2.250%	09/30/21	1,000,000	1,020,046
				37,117,572

TOTAL FOREIGN GOVERNMENTS (COST $51,695,901)				$55,144,902

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3	3.391%	05/17/45	$937,425	$957,041

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3	2.853%	10/15/45	$993,930	$1,023,818
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $1,967,810)				$1,980,859

U.S. GOVERNMENT AGENCIES - 40.1%	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 0.9%
DFC	0.000%	06/21/23	$1,000,000	$1,075,920
DFC (b)	0.180%	09/15/26	1,000,000	1,000,000
DFC	3.280%	09/15/29	962,931	1,093,825
DFC	3.540%	06/15/30	573,539	656,134
DFC	3.520%	09/20/32	857,143	1,001,619
DFC	3.820%	06/01/33	864,626	1,041,604
				5,869,102
FEDERAL HOME LOAN BANK - 6.1%
FHLB	3.250%	11/16/28	12,500,000	15,003,964
FHLB	5.500%	07/15/36	17,120,000	26,647,590
				41,651,554
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.6%
FHLMC	5.000%	12/01/21	11,966	12,602
FHLMC	5.500%	04/01/22	7,567	7,710
FHLMC	4.000%	11/01/24	148,425	157,269
FHLMC	4.000%	10/01/25	72,586	76,988
FHLMC	2.875%	04/25/26	3,000,000	3,298,482
FHLMC	6.000%	04/01/27	80,637	90,006
FHLMC	2.500%	10/01/27	480,903	502,992
FHLMC	2.738%	04/25/29	2,390,453	2,604,287
FHLMC	2.412%	08/25/29	3,000,000	3,277,982
FHLMC	7.000%	02/01/30	17,664	17,731
FHLMC	7.500%	07/01/30	109,479	125,401
FHLMC	7.000%	03/01/31	36,507	42,590
FHLMC	6.250%	07/15/32	1,550,000	2,430,117
FHLMC	3.000%	11/01/32	669,597	709,886
FHLMC	3.000%	11/01/32	951,872	1,008,973

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 40.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.6% (Continued)
FHLMC	5.500%	11/01/33	$37,300	$43,854
FHLMC	1.783%	01/25/34	2,084,061	2,141,739
FHLMC (H15T1Y + 2.231) (b)	2.731%	05/01/34	47,541	50,005
FHLMC (H15T1Y + 2.231) (b)	2.731%	05/01/34	14,754	14,817
FHLMC	5.000%	07/01/35	70,421	81,017
FHLMC	4.500%	10/01/35	129,920	144,110
FHLMC	5.500%	03/01/36	37,944	44,287
FHLMC	5.500%	06/01/36	48,978	57,283
FHLMC	6.000%	06/01/36	44,952	51,903
FHLMC	5.500%	12/01/36	42,014	48,887
FHLMC	6.000%	08/01/37	23,498	27,735
FHLMC	5.000%	03/01/38	214,247	246,728
FHLMC	4.500%	06/01/39	238,536	268,312
FHLMC	5.000%	06/01/39	338,886	390,308
FHLMC	4.500%	07/01/39	238,307	267,315
FHLMC	4.500%	11/01/39	221,584	248,584
FHLMC	4.500%	09/01/40	356,534	400,395
FHLMC	4.500%	05/01/41	705,693	792,932
FHLMC	4.500%	07/01/41	705,119	791,387
FHLMC	5.000%	09/01/41	309,727	356,978
FHLMC	3.500%	10/01/41	455,235	491,357
FHLMC	4.000%	10/01/41	392,321	433,329
FHLMC	3.500%	02/01/42	685,796	741,748
FHLMC	4.000%	02/01/42	195,153	215,131
FHLMC	3.500%	06/01/42	843,000	912,604
FHLMC	3.500%	06/01/42	824,154	891,943
FHLMC	3.500%	08/01/42	880,413	953,275
FHLMC	3.000%	11/01/42	1,514,013	1,613,414
FHLMC	3.000%	01/01/43	891,268	949,518
FHLMC	3.000%	05/01/43	1,267,799	1,348,855
FHLMC	3.500%	10/01/44	941,528	1,005,966
FHLMC	3.500%	11/01/44	836,408	893,200
FHLMC	3.500%	04/01/45	1,041,712	1,112,185
FHLMC	3.000%	05/01/46	1,725,215	1,816,968
FHLMC	3.000%	12/01/46	3,229,672	3,444,653
FHLMC	3.500%	03/01/48	3,644,209	3,984,621

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 40.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.6% (Continued)
FHLMC	3.500%	03/01/49	$1,946,948	$2,050,862
FHLMC	3.500%	07/01/49	3,238,232	3,411,442
FHLMC	3.000%	07/01/50	5,890,429	6,176,736
FHLMC	2.000%	08/01/50	4,958,206	5,127,305
				58,406,704
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.9%
FNMA	5.500%	06/01/22	11,080	11,294
FNMA	2.890%	07/01/22	2,274,719	2,332,818
FNMA	2.000%	10/05/22	3,500,000	3,629,766
FNMA	2.190%	01/01/23	1,893,542	1,947,195
FNMA	2.670%	12/01/23	2,335,560	2,475,641
FNMA (b)	2.641%	07/25/24	3,000,000	3,150,876
FNMA	2.625%	09/06/24	5,750,000	6,282,260
FNMA	2.890%	12/01/24	4,000,000	4,236,893
FNMA	3.080%	12/01/24	2,240,265	2,433,618
FNMA	2.710%	01/01/25	4,500,000	4,793,278
FNMA	5.000%	04/01/25	50,203	54,886
FNMA	0.500%	06/17/25	10,000,000	10,046,107
FNMA	5.000%	07/01/25	38,335	41,904
FNMA	3.500%	10/01/25	75,544	79,974
FNMA	5.000%	10/01/25	54,818	59,957
FNMA	5.500%	11/01/25	15	17
FNMA	4.000%	03/01/26	318,496	338,492
FNMA	2.910%	04/01/26	3,000,000	3,288,144
FNMA	2.125%	04/24/26	2,000,000	2,183,714
FNMA (b)	2.254%	07/25/26	1,670,030	1,743,894
FNMA	8.500%	09/01/26	7,994	8,069
FNMA (b)	2.894%	02/25/27	635,781	656,881
FNMA	2.500%	09/01/27	576,526	603,347
FNMA	2.746%	09/25/27	266,793	275,321
FNMA	2.500%	11/01/27	858,065	898,140
FNMA	2.500%	01/01/28	584,602	611,854
FNMA (b)	2.899%	01/25/28	4,624,973	5,033,772
FNMA (b)	3.047%	03/25/28	840,222	908,060
FNMA	3.325%	06/25/28	2,000,000	2,317,244
FNMA	0.875%	08/05/30	11,500,000	11,355,012

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 40.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.9% (Continued)
FNMA	6.625%	11/15/30	$6,750,000	$10,371,096
FNMA	2.000%	01/01/32	2,182,204	2,280,027
FNMA	3.000%	12/01/32	990,540	1,047,005
FNMA	6.000%	10/01/33	28,861	34,078
FNMA	5.500%	02/01/34	39,217	46,076
FNMA (H15T1Y + 2.205) (b)	3.317%	05/01/34	30,319	30,674
FNMA	6.000%	11/01/34	88,978	105,350
FNMA	5.500%	01/01/35	53,657	62,941
FNMA	2.500%	02/01/35	3,290,284	3,435,708
FNMA	5.000%	10/01/35	73,154	84,062
FNMA	5.500%	10/01/35	99,234	116,823
FNMA	6.000%	10/01/35	51,828	61,367
FNMA	5.500%	06/01/36	30,850	35,750
FNMA	6.000%	06/01/36	26,497	31,318
FNMA	5.500%	11/01/36	34,238	39,685
FNMA (12MO LIBOR + 1.631) (b)	3.565%	05/01/37	26,966	27,064
FNMA	5.625%	07/15/37	2,750,000	4,420,509
FNMA	4.500%	09/01/40	217,671	244,231
FNMA	4.500%	10/01/40	225,907	253,606
FNMA	4.000%	12/01/40	577,679	636,295
FNMA	4.000%	01/01/41	398,601	440,035
FNMA	3.500%	02/01/41	578,482	625,894
FNMA	4.000%	10/01/41	334,552	368,279
FNMA	4.000%	11/01/41	338,919	373,340
FNMA	4.000%	12/01/41	831,307	916,066
FNMA	4.000%	12/01/41	432,221	476,176
FNMA	4.000%	01/01/42	1,077,017	1,197,408
FNMA	3.500%	05/01/42	716,610	775,024
FNMA	3.000%	06/01/42	1,216,438	1,294,534
FNMA	3.000%	08/01/42	1,055,015	1,123,433
FNMA	3.000%	08/01/42	976,851	1,039,151
FNMA	3.500%	12/01/42	1,150,435	1,269,327
FNMA	3.000%	06/01/43	1,081,984	1,152,343
FNMA	4.000%	12/01/44	1,429,387	1,604,466
FNMA	3.500%	05/01/45	1,433,354	1,580,718
FNMA	3.000%	04/01/46	1,593,675	1,673,415
FNMA	3.500%	11/01/46	2,565,087	2,742,793

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 40.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.9% (Continued)
FNMA	4.000%	10/01/48	$2,018,162	$2,149,548
FNMA	4.000%	11/01/48	3,146,436	3,435,855
FNMA	3.500%	05/01/49	1,769,875	1,864,617
FNMA	4.000%	06/01/49	2,506,273	2,669,864
FNMA	3.500%	08/01/49	5,971,394	6,292,948
FNMA	3.000%	09/01/49	3,296,917	3,452,183
FNMA	3.000%	09/01/49	3,319,739	3,476,079
FNMA	2.500%	07/01/50	5,911,725	6,205,987
FNMA	2.500%	08/01/50	3,962,270	4,159,496
FNMA	3.000%	08/01/50	7,911,828	8,320,607
				155,841,679
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0% (d)
GNMA	7.000%	12/20/30	14,569	17,126
GNMA	7.000%	10/20/31	9,881	11,710
GNMA	7.000%	03/20/32	40,100	48,418
GNMA (b)	3.375%	01/20/34	32,307	33,789
GNMA	5.500%	10/20/38	5,516	5,987
GNMA	6.500%	11/20/38	5,289	5,914
GNMA	2.250%	04/16/42	58,550	58,644
				181,588
SMALL BUSINESS ADMINISTRATION - 0.0% (d)
SBA (Prime - 265) (b)	0.600%	02/25/32	157,862	156,580

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 1.5%
Hashemite Kingdom of Jordan AID Bond	2.503%	10/30/20	5,000,000	5,008,483
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,614,543
Iraq AID Bond	2.149%	01/18/22	1,500,000	1,538,095
Ukraine Government AID Bond	1.471%	09/29/21	2,000,000	2,024,891
				10,186,012

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 40.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.1%
United States Department of Housing and Urban Development	2.350%	08/01/21	$1,000,000	$1,017,154

TOTAL U.S. GOVERNMENT AGENCIES (COST $254,873,793)				$273,310,373

ASSET BACKED SECURITIES - 1.4%	Coupon	Maturity	Principal Amount	Fair Value
Ahold Finance U.S.A., LLC	8.620%	01/02/25	$512,639	$559,837
CLI Funding, LLC (a)	2.830%	03/20/28	249,200	249,392
Cronos Containers Program I Ltd. (a)	3.270%	11/18/29	351,852	353,398
Domino's Pizza Master Issuer, LLC (a)	3.082%	07/25/47	1,455,000	1,457,968
Global SC Finance II SRL (a)	2.980%	04/17/28	297,083	298,058
InSite Issuer, LLC (a)	2.883%	11/15/46	1,750,000	1,794,710
SBA Tower Trust (a)	3.448%	03/15/48	1,250,000	1,318,102
SBA Tower Trust (a)	2.836%	01/15/50	282,000	296,788
SolarCity LMC, Series I, LLC (a)	4.800%	12/20/26	448,883	439,065
SolarCity LMC, Series IV, LLC (a)	4.180%	08/21/45	209,015	211,939
Spruce ABS Trust (a)(c)	4.320%	06/15/28	74,252	74,514
Trillium Credit Card Trust II (a)	3.038%	01/26/24	2,000,000	2,016,097
Wendy's Funding, LLC (a)	3.783%	06/15/49	733,125	775,063
TOTAL ASSET BACKED SECURITIES (COST $9,706,028)				$9,844,931

MONEY MARKET FUNDS - 1.3%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.07% (e) (COST $8,770,880)	8,770,880	$8,770,880

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

INVESTMENT COMPANIES - 0.5%	Shares	Fair Value
Pax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	$3,562,901

TOTAL INVESTMENTS - (COST $631,579,470) - 99.8%		$680,809,041

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		1,234,208

NET ASSETS - 100.0%		$682,043,249

(a)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2020, these securities were valued at $90,459,363 or 13.3% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Restricted and/or illiquid securities not registered under the Securities Act of 1933 are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$980,000	$993,005	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	1,650,000	1,713,657	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	950,000	992,636	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	980,000	1,005,186	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	400,000	411,128	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	1,400,000	1,400,000	0.2%
Spruce ABS Trust, 4.320%, 06/15/28	06/17/16	74,245	74,514	0.0	%(d)
		$6,434,245	$6,590,126	0.9%

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of September 30, 2020.

GTMN - Global Medium-Term Note

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year

LIBOR - London Interbank Offered Rate

plc - Public Liability Company

Schedule of Portfolio Investments
Praxis International Index Fund
September 30, 2020 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Fair Value
AUSTRALIA - 3.9%
BANKING - 0.9%
Australia & New Zealand Banking Group Ltd. (a)	40,646	$506,868
Commonwealth Bank of Australia (a)	26,230	1,206,455
Macquarie Group Ltd. (a)	2,144	185,766
Macquarie Group Ltd. - ADR	2,747	237,203
National Australia Bank Ltd. (a)	15,098	193,874
Westpac Banking Corp. - ADR	27,901	335,928
		2,666,094
BIOTECH & PHARMA - 0.5%
CSL Ltd. (a)	3,640	751,559
CSL Ltd. - ADR	7,282	752,959
		1,504,518
COMMERCIAL SUPPORT SERVICES - 0.1%
Worley Ltd. (a)	26,610	185,380

CONTAINERS & PACKAGING - 0.1%
Brambles Ltd. (a)	40,548	307,742

ELECTRIC UTILITIES - 0.0% (b)
Origin Energy Ltd. (a)	42,233	130,732

INSTITUTIONAL FINANCIAL SERVICES - 0.1%
ASX Ltd. (a)	3,863	225,749

INTERNET MEDIA & SERVICES - 0.2%
REA Group Ltd. (a)	1,670	132,919
SEEK Ltd. (a)	32,750	504,985
		637,904
METALS & MINING - 0.3%
Fortescue Metals Group Ltd. (a)	43,722	513,412
Newcrest Mining Ltd. (a)	7,341	166,388
Newcrest Mining Ltd. - ADR	4,267	95,922
		775,722
OIL & GAS PRODUCERS - 0.2%
Woodside Petroleum Ltd. (a)	44,552	565,198

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
AUSTRALIA - 3.9% (Continued)
REITS - 0.6%
Dexus (a)	76,065	$486,967
Goodman Group (a)	44,189	571,872
Scentre Group (a)	175,279	278,943
Stockland (a)	51,817	141,490
Vicinity Centres (a)	164,841	164,536
		1,643,808
RETAIL - CONSUMER STAPLES - 0.3%
Coles Group Ltd. (a)	14,895	181,379
Woolworths Ltd. (a)	28,598	747,458
		928,837
RETAIL - DISCRETIONARY - 0.2%
Wesfarmers Ltd. (a)	20,371	650,846

TRANSPORTATION & LOGISTICS - 0.4%
Sydney Airport (a)	57,629	244,608
Transurban Group (a)	95,402	973,694
		1,218,302
TOTAL AUSTRALIA		11,440,832

AUSTRIA - 0.3%
BANKING - 0.1%
Erste Group Bank AG (a)(c)	4,355	91,207
Erste Group Bank AG - ADR (c)	7,750	82,770
Raiffeisen Bank International AG (a)	9,563	146,391
		320,368
ELECTRIC UTILITIES - 0.2%
Verbund AG (a)	8,891	485,623
TOTAL AUSTRIA		805,991

BELGIUM - 0.3%
BANKING - 0.1%
KBC Group N.V. (a)	4,242	212,748

BIOTECH & PHARMA - 0.1%
UCB S.A. (a)	2,286	259,664

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
BELGIUM - 0.3% (Continued)
CHEMICALS - 0.1%
Umicore S.A. (a)	9,249	$384,760

TELECOMMUNICATIONS - 0.0% (b)
Telenet Group Holding N.V. (a)	3,573	138,702
TOTAL BELGIUM		995,874

BERMUDA - 0.6%
BANKING - 0.1%
Credicorp Ltd.	3,022	374,698

RETAIL - CONSUMER STAPLES - 0.1%
Alibaba Health Information Technology Ltd. (a)(c)	111,321	273,747

RETAIL - DISCRETIONARY - 0.0% (b)
Jardine Matheson Holdings Ltd. (a)	751	29,853

TRANSPORTATION & LOGISTICS - 0.2%
Shenzhen International Holdings Ltd. (a)	378,500	603,885

WHOLESALE - DISCRETIONARY - 0.2%
Haier Electronics Group Co. Ltd. (a)	150,769	548,126
TOTAL BERMUDA		1,830,309

BRAZIL - 1.1%
BANKING - 0.6%
Banco Bradesco S.A. - ADR	235,645	808,262
Banco do Brasil S.A. - ADR	56,189	301,735
Banco Santander Brasil S.A. - ADR	105,613	521,728
		1,631,725
FOOD - 0.0% (b)
BRF S.A. - ADR (c)	28,648	93,965

FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
Suzano S.A. - ADR (c)	35,938	293,614

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
BRAZIL - 1.1% (Continued)
OIL & GAS PRODUCERS - 0.1%
Ultrapar Participacoes S.A. - ADR	72,410	$247,642

RETAIL - CONSUMER STAPLES - 0.1%
Companhia Brasileira de Distribuicao - ADR	25,270	311,832

STEEL - 0.1%
Gerdau S.A. - ADR	121,524	449,639

TELECOMMUNICATIONS - 0.1%
TIM Participacoes S.A. - ADR	28,301	326,311
TOTAL BRAZIL		3,354,728

CANADA - 6.6%
APPAREL & TEXTILE PRODUCTS - 0.1%
Gildan Activewear, Inc.	18,362	361,181

BANKING - 1.7%
Bank of Montreal	16,080	939,233
Bank of Nova Scotia (The)	6,823	283,223
Canadian Imperial Bank of Commerce	3,865	288,793
Royal Bank of Canada	32,969	2,312,446
Toronto-Dominion Bank (The)	23,181	1,071,889
		4,895,584
CABLE & SATELLITE - 0.1%
Shaw Communications, Inc. - Class B	25,817	471,160

CHEMICALS - 0.2%
Methanex Corp.	21,506	524,747

INDUSTRIAL SUPPORT SERVICES - 0.2%
Ritchie Bros. Auctioneers, Inc.	9,384	556,002

INSURANCE - 0.7%
Manulife Financial Corp.	78,022	1,085,286
Sun Life Financial, Inc.	22,236	905,672
		1,990,958

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
CANADA - 6.6% (Continued)
LEISURE FACILITIES & SERVICES - 0.2%
Restaurant Brands International, Inc.	11,589	$666,483

METALS & MINING - 1.1%
Cameco Corp.	29,105	293,961
Franco-Nevada Corp.	4,682	653,514
Kinross Gold Corp. (c)	46,915	413,790
Pan American Silver Corp.	5,548	178,368
Teck Resources Ltd. - Class B	62,144	865,044
Wheaton Precious Metals Corp.	14,533	713,134
		3,117,811
SOFTWARE - 0.3%
BlackBerry Ltd. (c)	33,175	152,273
Open Text Corp.	17,392	734,638
		886,911
TECHNOLOGY SERVICES - 0.8%
CGI, Inc. (c)	8,100	548,937
Thomson Reuters Corp.	23,568	1,880,019
		2,428,956
TELECOMMUNICATIONS - 0.1%
Rogers Communications, Inc. - Class B	6,983	276,876

TRANSPORTATION & LOGISTICS - 1.1%
Canadian National Railway Co.	18,472	1,966,529
Canadian Pacific Railway Ltd.	4,300	1,309,049
		3,275,578
TOTAL CANADA		19,452,247

CAYMAN ISLANDS - 9.0%
APPAREL & TEXTILE PRODUCTS - 0.3%
Shenzhou International Group Holdings Ltd. (a)	48,000	817,389

BEVERAGES - 0.0% (b)
Uni-President China Holdings Ltd. (a)	140,000	128,395

BIOTECH & PHARMA - 0.2%
BeiGene Ltd. - ADR (c)	913	261,520
Genscript Biotech Corp. (a)(c)	128,000	211,015

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
CAYMAN ISLANDS - 9.0% (Continued)
BIOTECH & PHARMA - 0.2% (Continued)
Zai Lab Ltd. (c)	883	$73,439
		545,974
CHEMICALS - 0.1%
Kingboard Holdings Ltd (a)	49,500	163,766

CONSUMER SERVICES - 0.6%
New Oriental Education & Technology Group, Inc. - ADR (c)	5,293	791,304
TAL Education Group - ADR (c)	11,328	861,381
		1,652,685
E-COMMERCE DISCRETIONARY - 3.4%
Alibaba Group Holdings Ltd. - ADR (c)	27,766	8,162,649
China Literature Ltd. (a)(c)	47,000	354,452
JD.com, Inc. - ADR (c)	15,448	1,198,919
Vipshop Holdings Ltd. - ADR (c)	15,804	247,175
		9,963,195
ENTERTAINMENT CONTENT - 0.3%
HUYA, Inc. - ADR (c)	7,637	182,906
NetEase, Inc. - ADR	1,850	841,139
		1,024,045
FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
Lee & Man Paper Manufacturing Ltd. (a)	287,000	208,826

GAS & WATER UTILITIES - 0.0% (b)
ENN Energy Holdings Ltd. (a)	7,786	85,438

HEALTH CARE FACILITIES & SERVICES - 0.3%
Wuxi Biologics Cayman, Inc. (a)(c)	36,000	882,293

INTERNET MEDIA & SERVICES - 3.0%
51job, Inc. (c)	4,382	341,752
Autohome, Inc.	3,008	288,768
Baidu, Inc. - ADR (c)	7,182	909,169
JOYY, Inc. - ADR	4,578	369,307
Tencent Holdings Ltd. - ADR	89,186	6,033,433
Trip.com Group Ltd. - ADR (c)	19,149	596,300
Weibo Corp. - ADR (c)	6,782	247,068
		8,785,797

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
CAYMAN ISLANDS - 9.0% (Continued)
REAL ESTATE OWNERS & DEVELOPERS - 0.2%
Sunac China Holdings Ltd. (a)	70,000	$275,786
Wharf Real Estate Investment Co. Ltd. (a)	76,932	315,350
		591,136
SOFTWARE - 0.1%
Kingdee International Software Group Co. Ltd. (a)(c)	100,000	260,831

TECHNOLOGY HARDWARE - 0.1%
Sunny Optical Technology Group Co. Ltd. (a)	25,000	388,309

TELECOMMUNICATIONS - 0.1%
GDS Holdings Ltd. - ADR (c)	4,644	380,019

TRANSPORTATION & LOGISTICS - 0.2%
ZTO Express Cayman, Inc. - ADR	19,738	590,561
TOTAL CAYMAN ISLANDS		26,468,659

CHILE - 0.3%
BEVERAGES - 0.0% (b)
Embotelladora Andina S.A. - Class B - ADR	6,720	87,360

CHEMICALS - 0.2%
Sociedad Quimica y Minera de Chile S.A. - ADR	12,136	393,449

ELECTRIC UTILITIES - 0.1%
Enel Americas S.A. - ADR	53,811	347,619
TOTAL CHILE		828,428

CHINA - 2.7%
ASSET MANAGEMENT - 0.0% (b)
Legend Holdings Corp. - H Shares (a)	87,200	106,261

BANKING - 0.9%
Bank of China Ltd. - H Shares (a)	2,743,000	853,131
China Construction Bank Corp. - ADR	65,455	848,951
China Construction Bank Corp. - H Shares (a)	731,000	474,985

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
CHINA - 2.7% (Continued)
BANKING - 0.9% (Continued)
China Merchants Bank Co. Ltd. - H Shares (a)	66,820	$317,090
		2,494,157
HEALTH CARE FACILITIES & SERVICES - 0.2%
Sinopharm Group Co. Ltd. - H Shares (a)	202,000	426,868

INSURANCE - 0.8%
China Life Insurance Co. Ltd. - ADR	34,259	387,812
China Pacific Insurance Group Co. Ltd. - H Shares (a)	59,800	170,790
Ping An Insurance Group Co. of China Ltd. - ADR	42,425	880,743
Ping An Insurance Group Co. of China Ltd. - H Shares (a)	75,318	781,867
		2,221,212
LEISURE FACILITIES & SERVICES - 0.2%
Yum China Holdings, Inc.	12,656	670,135

REAL ESTATE OWNERS & DEVELOPERS - 0.4%
China Overseas Land & Investment Ltd. (a)	228,000	575,924
China Vanke Co. Ltd. - H Shares (a)	147,474	453,316
		1,029,240
RETAIL - DISCRETIONARY - 0.2%
ANTA Sports Products Ltd. (a)	56,000	584,441

TECHNOLOGY SERVICES - 0.0% (b)
TravelSky Technology Ltd. - H Shares (a)	62,000	133,259

TRANSPORTATION & LOGISTICS - 0.0% (b)
Guangshen Railway Co. Ltd. - ADR	8,797	73,543

TRANSPORTATION EQUIPMENT - 0.0% (b)
Zhuzhou CRRC Times Electric Co. Ltd. - H Shares (a)	21,010	70,594
TOTAL CHINA		7,809,710

COLOMBIA - 0.1%
BANKING - 0.1%
Bancolombia S.A. - ADR	10,721	273,922

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
DENMARK - 2.0%
BIOTECH & PHARMA - 0.9%
Genmab A/S (a)(c)	1,392	$505,080
Novo Nordisk A/S - ADR	30,237	2,099,355
		2,604,435
CHEMICALS - 0.1%
Chr. Hansen Holding A/S (a)	1,296	143,840

ELECTRIC & GAS MARKETING & TRADING - 0.2%
Orsted A/S (a)	4,053	558,655

MEDICAL EQUIPMENT & DEVICES - 0.2%
Coloplast A/S - Series B (a)	3,561	564,285

RENEWABLE ENERGY - 0.2%
Vestas Wind Systems A/S (a)	4,203	679,119

RETAIL - DISCRETIONARY - 0.1%
Pandora A/S (a)	2,532	182,622

TRANSPORTATION & LOGISTICS - 0.3%
A.P. Moller-Maersk A/S - Series B (a)	180	284,511
DSV Panalpina A/S (a)	4,551	738,064
		1,022,575
TOTAL DENMARK		5,755,531

FINLAND - 0.9%
BANKING - 0.1%
Nordea Bank Abp (a)	26,318	199,942

ELECTRICAL EQUIPMENT - 0.2%
Kone OYJ - Class B (a)	6,339	556,661

FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
Stora Enso OYJ - ADR	12,489	195,703
UPM-Kymmene OYJ (a)	14,351	436,859
		632,562

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
FINLAND - 0.9% (Continued)
INSURANCE - 0.0% (b)
Sampo OYJ - A Shares (a)	2,896	$114,705

OIL & GAS SERVICES & EQUIPMENT - 0.2%
Neste OYJ (a)	9,891	520,928

TECHNOLOGY HARDWARE - 0.2%
Nokia Corp. - ADR (c)	163,044	637,502
TOTAL FINLAND		2,662,300

FRANCE - 6.4%
ADVERTISING & MARKETING - 0.1%
Publicis Groupe S.A. (a)	8,339	268,802

APPAREL & TEXTILE PRODUCTS - 0.6%
Hermes International (a)	830	714,936
Kering S.A. (a)	1,378	914,210
		1,629,146
ASSET MANAGEMENT - 0.3%
Groupe Bruxelles Lambert S.A. (a)	8,219	741,059
Wendel SE (a)	2,330	211,386
		952,445
AUTOMOTIVE - 0.4%
Cie Generale des Etablissements Michelin SCA (a)	1,074	115,307
Cie Generale des Etablissements Michelin SCA - ADR	18,110	388,822
Peugeot S.A. (a)(c)	14,994	271,945
Valeo S.A. (a)	9,422	289,371
		1,065,445
BANKING - 0.1%
Natixis S.A. (a)(c)	59,980	134,811
Worldline S.A. (a)(c)	3,620	296,457
		431,268
BIOTECH & PHARMA - 0.1%
Ipsen S.A. (a)	3,171	331,522

CHEMICALS - 0.5%
Air Liquide S.A. (a)	8,862	1,404,902

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
FRANCE - 6.4% (Continued)
CHEMICALS - 0.5% (Continued)
Air Liquide S.A. - ADR	3,602	$114,580
		1,519,482
COMMERCIAL SUPPORT SERVICES - 0.1%
Edenred (a)	3,727	167,351

CONSTRUCTION MATERIALS - 0.1%
Cie de Saint-Gobain (a)(c)	4,600	192,707

ELECTRICAL EQUIPMENT - 0.7%
Legrand S.A. (a)	10,029	798,910
Schneider Electric SE (a)	9,145	1,136,867
		1,935,777
ENTERTAINMENT CONTENT - 0.2%
Vivendi S.A. (a)	9,270	258,936
Vivendi S.A. - ADR	11,623	323,933
		582,869
FOOD - 0.2%
Danone S.A. - ADR	51,015	657,583

HOUSEHOLD PRODUCTS - 0.8%
Henkel AG & Co. KGaA (a)	3,533	330,479
L'Oreal S.A. (a)	1,380	449,153
L'Oreal S.A. - ADR	22,540	1,468,481
		2,248,113
INSURANCE - 0.3%
AXA S.A. (a)	3,553	65,768
AXA S.A. - ADR	27,147	503,034
CNP Assurances (a)(c)	35,436	444,471
		1,013,273
LEISURE FACILITIES & SERVICES - 0.1%
Accor S.A. (a)(c)	4,093	114,579
TUI AG (a)(c)	48,894	184,103
		298,682
MEDICAL EQUIPMENT & DEVICES - 0.4%
EssilorLuxottica S.A. (a)(c)	4,150	565,042
Sartorius Sedim Biotech (a)	1,675	578,226
		1,143,268

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
FRANCE - 6.4% (Continued)
REITS - 0.4%
Covivio (a)	5,514	$387,239
Gecina S.A. (a)	1,586	209,104
ICADE (a)	3,850	215,746
Klepierre S.A. (a)	12,195	170,728
Unibail-Rodamco-Westfield (a)	6,667	245,911
Unibail-Rodamco-Westfield - CDI (a)	45,646	80,979
		1,309,707
SOFTWARE - 0.2%
Dassault Systemes SE (a)	3,059	570,832
Dassault Systemes SE - ADR	745	139,676
		710,508
TECHNOLOGY HARDWARE - 0.1%
Ingenico Group S.A. (a)(c)	2,401	372,043

TECHNOLOGY SERVICES - 0.4%
Atos SE (a)(c)	1,575	126,578
Capgemini SE (a)	2,481	318,344
Capgemini SE	6,425	164,930
Teleperformance (a)	1,454	448,331
		1,058,183
TRANSPORTATION & LOGISTICS - 0.2%
Aeroports de Paris (a)(c)	2,041	202,504
Getlink SE (a)(c)	35,040	474,726
		677,230
TRANSPORTATION EQUIPMENT - 0.1%
Alstom S.A. (a)(c)	4,623	230,964
TOTAL FRANCE		18,796,368

GERMANY - 5.0%
APPAREL & TEXTILE PRODUCTS - 0.3%
adidas AG (a)(c)	1,323	427,310
adidas AG - ADR (c)	2,402	391,838
		819,148
AUTOMOTIVE - 0.5%
Bayerische Moteren Werke AG - ADR	2	48
Continental AG (a)	4,620	500,729

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
GERMANY - 5.0% (Continued)
AUTOMOTIVE - 0.5% (Continued)
Daimler AG (a)	18,669	$1,007,237
		1,508,014
BIOTECH & PHARMA - 0.1%
Merck KGaA (a)	2,316	337,701

CHEMICALS - 0.8%
BASF SE (a)	2,739	166,817
BASF SE - ADR	62,644	957,827
Brenntag AG (a)	2,002	127,308
Covestro AG (a)	5,442	269,905
Symrise AG (a)	5,474	756,185
		2,278,042
DIVERSIFIED INDUSTRIALS - 0.7%
Siemens AG (a)	14,082	1,778,643
Siemens Energy AG (c)	7,041	189,895
		1,968,538
HEALTH CARE FACILITIES & SERVICES - 0.1%
Fresenius Medical Care AG & Co. KGaA - ADR	4,624	196,428

INSTITUTIONAL FINANCIAL SERVICES - 0.2%
Deutsche Boerse AG (a)	3,878	679,984
Deutsche Boerse AG - ADR	980	17,209
		697,193
INSURANCE - 0.9%
Allianz SE - ADR	76,050	1,456,357
Hannover Rueck SE (a)	1,527	236,428
Muenchener Rueckversicherungs-Gesellschaft AG (a)	1,787	454,348
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	479,806
		2,626,939
MEDICAL EQUIPMENT & DEVICES - 0.0% (b)
Sartorius AG (a)	343	140,606

REAL ESTATE OWNERS & DEVELOPERS - 0.4%
Deutsche Wohnen SE (a)	9,595	479,616
Vonovia SE (a)	11,640	798,064
		1,277,680

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
GERMANY - 5.0% (Continued)
SEMICONDUCTORS - 0.2%
Infineon Technologies AG (a)	8,718	$245,757
Infineon Technologies AG - ADR	12,109	341,958
		587,715
TELECOMMUNICATIONS - 0.3%
Deutsche Telekom AG (a)	16,807	279,875
Deutsche Telekom AG - ADR	30,009	505,652
		785,527
TRANSPORTATION & LOGISTICS - 0.5%
Deutsche Post AG (a)	10,161	461,123
Deutsche Post AG - ADR	14,832	673,966
Fraport AG Frankfurt Airport Services Worldwide (a)(c)	8,273	325,765
		1,460,854
TOTAL GERMANY		14,684,385

HONG KONG - 3.0%
AUTOMOTIVE - 0.1%
Geely Automobile Holdings Ltd. (a)	90,000	180,542

BANKING - 0.0% (b)
BOC Hong Kong Holdings Ltd. (a)	159	421
Hang Seng Bank Ltd. (a)	10,700	158,519
		158,940
BIOTECH & PHARMA - 0.2%
CSPC Pharmaceutical Group Ltd. (a)	177,600	346,685
Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares (a)	29,000	121,403
		468,088
COMMERCIAL SUPPORT SERVICES - 0.1%
China Conch Venture Holdings Ltd. (a)	57,591	267,919

CONTAINERS & PACKAGING - 0.0% (b)
Nine Dragons Paper Holdings Ltd. (a)	302	381

INSTITUTIONAL FINANCIAL SERVICES - 0.4%
Hong Kong Exchanges & Clearing Ltd. (a)	26,978	1,269,952

INSURANCE - 0.7%
AIA Group Ltd. (a)	57,569	572,243

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
HONG KONG - 3.0% (Continued)
INSURANCE - 0.7% (Continued)
AIA Group Ltd. - ADR	36,902	$1,470,545
		2,042,788
MACHINERY - 0.1%
Techtronic Industries Co. Ltd. (a)	24,500	325,746

MEDICAL EQUIPMENT & DEVICES - 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares (a)	120,000	240,099

METALS & MINING - 0.0% (b)
Zhaojin Mining Industry Co. Ltd. - H Shares (a)	378	465

REAL ESTATE OWNERS & DEVELOPERS - 0.5%
Henderson Land Development Co. Ltd. (a)	265	985
Sino Land Co. Ltd. (a)	168,000	196,679
Sun Hung Kai Properties Ltd. (a)	38,037	490,166
Swire Pacific Ltd. - Class A (a)	379	1,835
Swire Properties Ltd. (a)	206,350	546,743
Wharf Holdings Ltd. (The) (a)	189,000	379,055
		1,615,463
REITS - 0.3%
Link REIT (a)	95,500	782,566

RETAIL - CONSUMER STAPLES - 0.0% (b)
Sun Art Retail Group Ltd. (a)	122,000	135,452

RETAIL - DISCRETIONARY - 0.2%
Zhongsheng Group Holdings Ltd. (a)	85,000	534,695

SEMICONDUCTORS - 0.0% (b)
Semiconductor Manufacturing International Corp. (a)(c)	49,000	114,717

TECHNOLOGY HARDWARE - 0.2%
AAC Technologies Holdings, Inc. (a)	37,423	203,602
Lenovo Group Ltd. (a)	562,000	371,575
		575,177

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
HONG KONG - 3.0% (Continued)
TRANSPORTATION & LOGISTICS - 0.1%
MTR Corp. Ltd. (a)	33,000	$163,776
TOTAL HONG KONG		8,876,766

HUNGARY - 0.0% (b)
OIL & GAS PRODUCERS - 0.0% (b)
MOL Hungarian Oil & Gas plc - ADR (c)	6,368	16,875

INDIA - 2.5%
BANKING - 1.0%
HDFC Bank Ltd. - ADR (c)	33,194	1,658,372
ICICI Bank Ltd. - ADR (c)	136,436	1,341,166
		2,999,538
BIOTECH & PHARMA - 0.1%
Dr. Reddy's Laboratories Ltd. - ADR	5,000	347,800

METALS & MINING - 0.2%
Vedanta Ltd. - ADR	51,284	378,989

TECHNOLOGY SERVICES - 1.2%
Infosys Ltd. - ADR	131,713	1,818,957
Wipro Ltd. - ADR	361,463	1,698,876
		3,517,833
TOTAL INDIA		7,244,160

INDONESIA - 0.4%
BANKING - 0.2%
Bank Mandiri Persero Tbk PT - ADR	87,101	573,125

TELECOMMUNICATIONS - 0.2%
Telekomunikasi Indonesia Persero Tbk PT - ADR	42,006	729,644
TOTAL INDONESIA		1,302,769

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
IRELAND - 0.5%
CONSTRUCTION MATERIALS - 0.3%
CRH plc - ADR	21,717	$783,767
James Hardie Industries plc - CDI (a)	6,710	160,777
		944,544
CONTAINERS & PACKAGING - 0.2%
Smurfit Kappa Group plc (a)	10,442	409,778
TOTAL IRELAND		1,354,322

ISRAEL - 0.5%
CHEMICALS - 0.0% (b)
ICL Group Ltd.	39,641	138,347

SOFTWARE - 0.5%
Check Point Software Technologies Ltd. (c)	5,242	630,822
CyberArk Software Ltd. (c)	2,299	237,763
Nice Ltd. - ADR (c)	2,630	597,089
		1,465,674
TOTAL ISRAEL		1,604,021

ITALY - 1.2%
BANKING - 0.1%
Mediobanca S.p.A. (a)	24,688	193,479

ELECTRIC UTILITIES - 0.7%
Enel S.p.A. (a)	163,414	1,417,957
Terna Rete Elettrica Nazionale S.p.A. (a)	81,018	566,944
		1,984,901
ELECTRICAL EQUIPMENT - 0.0% (b)
Prysmian S.p.A. (a)	6,056	175,815

GAS & WATER UTILITIES - 0.2%
Snam S.p.A. (a)	106,398	547,255

INSURANCE - 0.1%
Assicurazioni Generali S.p.A. (a)	14,497	204,354

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
ITALY - 1.2% (Continued)
RETAIL - DISCRETIONARY - 0.1%
Moncler S.p.A. (a)(c)	7,061	$288,986

TELECOMMUNICATIONS - 0.0% (b)
Telecom Italia S.p.A.	423,679	169,909
TOTAL ITALY		3,564,699

JAPAN - 16.5%
APPAREL & TEXTILE PRODUCTS - 0.0% (b)
Wacoal Holdings Corp. - ADR	1,316	123,893

AUTOMOTIVE - 1.2%
Bridgestone Corp. (a)	22,456	709,667
Denso Corp. (a)	5,400	236,642
Honda Motor Co. Ltd (a)	17,400	413,117
Honda Motor Co. Ltd. - ADR	1,011	23,961
Toyota Motor Corp. - ADR	16,164	2,140,760
		3,524,147
BANKING - 0.4%
Mitsubishi UFJ Financial Group, Inc. - ADR	86,026	344,964
Mizuho Financial Group, Inc. (a)	48,220	601,741
Sumitomo Mitsui Trust Holdings, Inc. (a)	4,000	106,393
		1,053,098
BEVERAGES - 0.1%
Coca-Cola Bottlers Japan Holdings, Inc. (a)	11,900	199,165

BIOTECH & PHARMA - 1.3%
Chugai Pharmaceutical Co. Ltd. (a)	19,800	888,349
Daiichi Sankyo Co. Ltd. (a)	23,430	719,098
Daiichi Sankyo Co. Ltd. - ADR	1,901	178,124
Eisai Co. Ltd. (a)	2,827	258,143
Kyowa Kirin Co. Ltd. (a)	12,456	354,385
Ono Pharmaceutical Co. Ltd. (a)	18,100	569,196
Takeda Pharmaceutical Co. Ltd. (a)	5,800	207,266
Takeda Pharmaceutical Co. Ltd. - ADR	42,161	752,152
		3,926,713

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
JAPAN - 16.5% (Continued)
CHEMICALS - 0.4%
Asahi Kasei Corp. (a)	50,000	$436,091
Asahi Kasei Corp. - ADR	2,152	37,789
Kansai Paint Co. Ltd. (a)	930	23,110
Shin-Etsu Chemical Co. Ltd. (a)	6,100	798,045
		1,295,035
COMMERCIAL SUPPORT SERVICES - 0.9%
Dai Nippon Printing Co. Ltd. (a)	34,618	701,551
Dai Nippon Printing Co. Ltd. - ADR	37	374
Recruit Holdings Co. Ltd. (a)	17,850	708,771
Secom Co. Ltd. (a)	6,500	594,727
Toppan Printing Co. Ltd. (a)	34,000	480,487
		2,485,910
CONSTRUCTION MATERIALS - 0.1%
AGC, Inc. (a)	10,000	293,833

CONSUMER SERVICES - 0.1%
Benesse Holdings, Inc. (a)	7,000	180,135

DIVERSIFIED INDUSTRIALS - 0.3%
Hitachi Ltd. (a)	19,200	649,966
Hitachi Ltd. - ADR	5,344	362,430
		1,012,396
E-COMMERCE DISCRETIONARY - 0.1%
Rakuten, Inc. (a)	17,154	184,932

ELECTRIC UTILITIES - 0.0% (b)
Chubu Electric Power Co., Inc. (a)	79	961
Kansai Electric Power Co., Inc. (The) (a)	81	785
		1,746
ELECTRICAL EQUIPMENT - 0.1%
Yokogawa Electric Corp. (a)	22,900	363,612

ENGINEERING & CONSTRUCTION - 0.0% (b)
Obayashi Corp. (a)	860	7,850
Taisei Corp. (a)	541	18,307
		26,157

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
JAPAN - 16.5% (Continued)
ENTERTAINMENT CONTENT - 0.1%
Nexon Co. Ltd. (a)	10,300	$256,867

GAS & WATER UTILITIES - 0.0% (b)
Tokyo Gas Co. Ltd. (a)	6,000	136,894

HEALTH CARE FACILITIES & SERVICES - 0.2%
Alfresa Holdings Corp. (a)	15,600	341,612
Suzuken Co. Ltd. (a)	4,700	179,240
		520,852
HOME CONSTRUCTION - 0.3%
LIXIL Group Corp. (a)	15,100	305,142
Sekisui House Ltd. (a)	8,000	141,736
Sekisui House Ltd. - ADR	30,149	528,813
		975,691
HOUSEHOLD PRODUCTS - 0.7%
Kao Corp. (a)	12,845	964,083
Shiseido Co. Ltd. (a)	2,100	121,543
Shiseido Co. Ltd. - ADR	7,565	439,716
Unicharm Corp. (a)	11,200	500,797
		2,026,139
INDUSTRIAL SUPPORT SERVICES - 0.1%
Sumitomo Corp. (a)	23,254	280,257

INSTITUTIONAL FINANCIAL SERVICES - 0.1%
Japan Exchange Group, Inc. (a)	11,500	322,258

INSURANCE - 0.1%
Dai-ichi Life Holdings, Inc. (a)	16,346	230,600

INTERNET MEDIA & SERVICES - 0.3%
M3, Inc. (a)	11,200	692,645
Z Holdings Corp. (a)	40,036	267,362
		960,007
LEISURE FACILITIES & SERVICES - 0.1%
Oriental Land Co. Ltd. (a)	2,960	415,039

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
JAPAN - 16.5% (Continued)
LEISURE PRODUCTS - 0.4%
Shimano, Inc. (a)	2,084	$411,286
Yamaha Corp. (a)	8,200	393,197
Yamaha Motor Co. Ltd. (a)	25,400	369,002
		1,173,485
MACHINERY - 1.3%
FANUC Corp. (a)	1,200	230,251
FANUC Corp. - ADR	14,250	273,030
Keyence Corp. (a)	3,600	1,682,575
Kubota Corp. (a)	24,000	429,924
Kubota Corp. - ADR	5,277	475,299
Makita Corp. (a)	79	3,780
SMC Corp. (a)	878	489,678
THK Co. Ltd. (a)	10,600	266,699
		3,851,236
MEDICAL EQUIPMENT & DEVICES - 0.9%
Hoya Corp. (a)	6,861	774,557
Hoya Corp. - ADR	1,273	144,575
Omron Corp. (a)	7,900	617,542
Shimadzu Corp. (a)	17,000	517,310
Sysmex Corp. (a)	1,700	162,625
Terumo Corp. (a)	10,972	436,756
		2,653,365
METALS & MINING - 0.1%
Sumitomo Metal Mining Co. Ltd. (a)	8,000	248,063

OIL & GAS PRODUCERS - 0.2%
ENEOS Holdings, Inc. (a)	29,200	104,160
Idemitsu Kosan Co. Ltd. (a)	48	1,025
Inpex Corp. (a)	88,729	476,037
		581,222
REAL ESTATE OWNERS & DEVELOPERS - 0.0% (b)
Mitsui Fudosan Co. Ltd. (a)	879	15,293

REITS - 0.3%
Japan Retail Fund Investment Corp. (a)	21	32,481
Nippon Prologis REIT, Inc. (a)	133	448,418

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
JAPAN - 16.5% (Continued)
REITS - 0.3% (Continued)
Nomura Real Estate Master Fund, Inc. (a)	222	$278,057
		758,956
RETAIL - CONSUMER STAPLES - 0.4%
Aeon Co. Ltd. (a)	14,100	379,223
FamilyMart Co. Ltd. (a)	6,500	146,449
Pan Pacific International Holdings Corp. (a)	13,200	307,341
Welcia Holdings Co. Ltd. (a)	4,600	202,150
		1,035,163
RETAIL - DISCRETIONARY - 0.7%
Fast Retailing Co. Ltd. (a)	1,000	628,290
Hikari Tsushin, Inc. (a)	800	190,831
Isetan Mitsukoshi Holdings Ltd. (a)	24,100	127,918
Marui Group Co. Ltd. (a)	10,200	195,690
Nitori Holdings Co. Ltd. (a)	1,600	331,854
TOTO Ltd. (a)	4,000	184,279
USS Co. Ltd. (a)	15,320	274,069
Yamada Holdings Co. Ltd. (a)	35,400	176,501
		2,109,432
SEMICONDUCTORS - 0.3%
Advantest Corp. (a)	4,800	233,426
Tokyo Electron Ltd. (a)	1,900	496,281
Tokyo Electron Ltd. - ADR	1,464	95,101
		824,808
STEEL - 0.5%
Mitsui & Co. Ltd. (a)	52,000	893,320
Mitsui & Co. Ltd. - ADR	1,637	564,102
		1,457,422
TECHNOLOGY HARDWARE - 2.2%
Canon, Inc. - ADR	22,401	371,633
FUJIFILM Holdings Corp. - ADR	8,601	425,319
Murata Manufacturing Co. Ltd. (a)	12,900	838,676
Murata Manufacturing Co. Ltd. - ADR	916	14,803
Nidec Corp. - ADR	34,780	814,548
Nikon Corp. (a)	49,000	330,567
Nintendo Co. Ltd. (a)	300	169,972
Nintendo Co. Ltd. - ADR	14,840	1,052,156
Oracle Corp. Japan (a)(c)	1,200	129,545

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
JAPAN - 16.5% (Continued)
TECHNOLOGY HARDWARE - 2.2% (Continued)
Seiko Epson Corp. (a)	12,400	$142,573
Sharp Corp. (a)	15,000	186,550
Sony Corp. - ADR	21,356	1,639,073
TDK Corp. (a)	3,800	414,846
		6,530,261
TECHNOLOGY SERVICES - 0.3%
Fujitsu Ltd. (a)	4,181	571,079
Nomura Research Institute Ltd. (a)	10,200	300,271
		871,350
TELECOMMUNICATIONS - 1.1%
KDDI Corp. (a)	1,918	48,231
KDDI Corp. - ADR	47,776	600,067
Nippon Telegraph & Telephone Corp. (a)	10,800	220,454
NTT DOCOMO, Inc. (a)	26,574	976,288
SoftBank Group Corp. (a)	14,400	890,808
SoftBank Group Corp. - ADR	17,290	531,840
		3,267,688
TRANSPORTATION & LOGISTICS - 0.2%
East Japan Railway Co. (a)	1,229	75,566
East Japan Railway Co. - ADR	5,418	55,697
Keikyu Corp. (a)	285	4,386
Keio Corp. (a)	981	60,717
Mitsui OSK Lines Ltd. (a)	16,000	315,836
		512,202
WHOLESALE - CONSUMER STAPLES - 0.6%
Marubeni Corp. (a)	91,000	516,536
Mitsubishi Corp. (a)	45,700	1,093,618
		1,610,154
TOTAL JAPAN		48,295,476

JERSEY - 0.6%
ADVERTISING & MARKETING - 0.1%
WPP plc (a)	34,966	274,616

INDUSTRIAL SUPPORT SERVICES - 0.2%
Ferguson plc (a)	508	51,119

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
JERSEY - 0.6% (Continued)
INDUSTRIAL SUPPORT SERVICES - 0.2% (Continued)
Ferguson plc - ADR	56,809	$573,203
		624,322
METALS & MINING - 0.2%
Glencore plc (a)(c)	248,450	515,069

TECHNOLOGY SERVICES - 0.1%
Experian plc - ADR	11,145	419,609
TOTAL JERSEY		1,833,616

LUXEMBOURG - 0.3%
REAL ESTATE SERVICES - 0.0% (b)
Aroundtown S.A. (a)(c)	22,730	114,116

STEEL - 0.3%
ArcelorMittal S.A. (c)	28,068	371,901
Tenaris S.A. (a)(c)	85,651	426,777
		798,678
TOTAL LUXEMBOURG		912,794

MEXICO - 0.9%
BEVERAGES - 0.4%
Coca-Cola Femsa S.A.B. de C.V. - ADR	14,594	594,268
Fomento Economico Mexicano S.A.B. de C.V. - ADR	9,898	556,168
		1,150,436
CABLE & SATELLITE - 0.1%
Grupo Televisa S.A.B. - ADR (c)	39,194	242,219

RETAIL - CONSUMER STAPLES - 0.2%
Wal-Mart de Mexico S.A.B. de C.V. - ADR	26,389	631,753

TRANSPORTATION & LOGISTICS - 0.2%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	3,665	295,545
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (c)	2,464	285,898
		581,443
TOTAL MEXICO		2,605,851

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
NETHERLANDS - 3.4%
ASSET MANAGEMENT - 0.1%
Exor N.V. (a)	3,375	$183,229

BANKING - 0.1%
ING Groep N.V. (a)	12,870	91,864
ING Groep N.V. - ADR (c)	40,673	287,965
		379,829
CHEMICALS - 0.4%
Akzo Nobel N.V. - ADR	9,200	311,144
Koninklijke DSM N.V. (a)	4,332	713,280
		1,024,424
HOUSEHOLD PRODUCTS - 0.5%
Unilever N.V. - ADR	25,983	1,569,373

INSURANCE - 0.0% (b)
Aegon N.V. (a)	42,579	110,223

INTERNET MEDIA & SERVICES - 0.2%
Prosus N.V. (a)(c)	5,540	511,426
Prosus N.V. - ADR (c)	4,090	75,788
		587,214
MEDICAL EQUIPMENT & DEVICES - 0.4%
Koninklijke Philips N.V. (c)	16,004	754,589
QIAGEN N.V. (c)	7,847	410,084
		1,164,673
RETAIL - CONSUMER STAPLES - 0.3%
Koninklijke Ahold Delhaize N.V. (a)	5,491	162,324
Koninklijke Ahold Delhaize N.V. - ADR	24,466	724,927
		887,251
SEMICONDUCTORS - 1.0%
ASML Holding N.V.	6,611	2,441,244
STMicroelectronics N.V.	14,434	442,979
		2,884,223
TECHNOLOGY SERVICES - 0.4%
Adyen N.V. (a)(c)	349	643,812
Wolters Kluwer N.V. (a)	7,150	609,995
		1,253,807
TOTAL NETHERLANDS		10,044,246

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
NEW ZEALAND - 0.1%
MEDICAL EQUIPMENT & DEVICES - 0.1%
Fisher & Paykel Healthcare Corp. Ltd. (a)	6,975	$154,024

NORWAY - 0.9%
BANKING - 0.2%
DNB ASA (a)	31,805	443,016

METALS & MINING - 0.1%
Norsk Hydro ASA (a)(c)	107,859	297,683

OIL & GAS PRODUCERS - 0.6%
Equinor ASA - ADR	124,317	1,747,897
TOTAL NORWAY		2,488,596

PAPUA NEW GUINEA - 0.2%
OIL & GAS PRODUCERS - 0.2%
Oil Search Ltd. (a)	276,694	529,000

PHILIPPINES - 0.2%
TELECOMMUNICATIONS - 0.2%
PLDT, Inc.	20,806	562,802

PORTUGAL - 0.3%
ELECTRIC UTILITIES - 0.1%
EDP - Energias de Portugal S.A. (a)	50,604	248,850

OIL & GAS PRODUCERS - 0.2%
Galp Energia SGPS S.A. (a)	55,479	514,664
TOTAL PORTUGAL		763,514

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
RUSSIA - 0.3%
TELECOMMUNICATIONS - 0.3%
Mobile TeleSystems PJSC - ADR	86,910	$758,724

SINGAPORE - 1.0%
BANKING - 0.3%
DBS Group Holdings Ltd. (a)	656	9,644
DBS Group Holdings Ltd. - ADR	15,058	892,186
United Overseas Bank Ltd. (a)	475	6,691
		908,521
ENGINEERING & CONSTRUCTION - 0.0% (b)
Keppel Corp. Ltd. (a)	841	2,755

REAL ESTATE OWNERS & DEVELOPERS - 0.3%
CapitaLand Ltd. (a)	144,000	287,898
City Developments Ltd. (a)	91,000	512,263
		800,161
REITS - 0.2%
Ascendas Real Estate Investment Trust (a)	69,000	165,106
CapitaLand Commercial Trust (a)	171,000	207,338
CapitaLand Mall Trust (a)	236,000	335,875
Keppel REIT (a)	737	582
		708,901
TECHNOLOGY HARDWARE - 0.1%
Venture Corp. Ltd. (a)	30,000	425,955

TELECOMMUNICATIONS - 0.1%
Singapore Telecommunications Ltd. (a)	115,000	179,976
TOTAL SINGAPORE		3,026,269

SOUTH AFRICA - 1.0%
BANKING - 0.2%
FirstRand Ltd. (a)	139,310	341,829
Standard Bank Group Ltd. (a)	37,092	238,219
		580,048

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
SOUTH AFRICA - 1.0% (Continued)
INTERNET MEDIA & SERVICES - 0.5%
Naspers Ltd. - Class N - ADR (c)	39,085	$1,387,908

METALS & MINING - 0.3%
AngloGold Ashanti Ltd. - ADR	21,509	567,407
Gold Fields Ltd. - ADR	28,505	350,327
		917,734
TELECOMMUNICATIONS - 0.0% (b)
MTN Group Ltd. (a)	32,050	107,526
TOTAL SOUTH AFRICA		2,993,216

SOUTH KOREA - 3.0%
BANKING - 1.4%
KB Financial Group, Inc. - ADR	47,119	1,513,462
Shinhan Financial Group Co. Ltd. - ADR	64,375	1,478,694
Woori Financial Group, Inc. - ADR	53,168	1,173,949
		4,166,105
ELECTRIC UTILITIES - 0.2%
Korea Electric Power Corp. - ADR (c)	81,194	707,200

STEEL - 0.5%
POSCO - ADR	32,346	1,354,004

TECHNOLOGY HARDWARE - 0.1%
LG Display Co. Ltd. - ADR (c)	32,327	211,095

TELECOMMUNICATIONS - 0.8%
KT Corp. - ADR	90,367	868,427
SK Telecom Co. Ltd. - ADR	72,043	1,615,204
		2,483,631
TOTAL SOUTH KOREA		8,922,035

SPAIN - 1.6%
ELECTRIC UTILITIES - 0.5%
Iberdrola S.A. (a)	45,814	563,982
Iberdrola S.A. - ADR	16,749	828,908

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
SPAIN - 1.6% (Continued)
ELECTRIC UTILITIES - 0.5% (Continued)
Red Electrica Corp. S.A. (a)	5,984	$112,247
		1,505,137
ENGINEERING & CONSTRUCTION - 0.1%
Cellnex Telecom S.A. (a)	6,341	384,968

GAS & WATER UTILITIES - 0.1%
Enagas S.A. (a)	12,896	297,591

OIL & GAS PRODUCERS - 0.4%
Repsol S.A. (a)	162,723	1,099,442

RETAIL - DISCRETIONARY - 0.3%
Industria de Diseno Textil S.A. (a)	28,211	780,545
Industria de Diseno Textil S.A. - ADR	3,926	54,689
		835,234
TECHNOLOGY SERVICES - 0.1%
Amadeus IT Group S.A. (a)	7,151	397,192

TELECOMMUNICATIONS - 0.1%
Telefónica S.A. (a)	67,025	229,630
TOTAL SPAIN		4,749,194

SWEDEN - 2.1%
ASSET MANAGEMENT - 0.4%
Kinnevik AB - Class B (a)(c)	20,728	841,139
L E Lundbergforetagen AB - B Shares (a)(c)	7,101	350,780
		1,191,919
BANKING - 0.0% (b)
Svenska Handelsbanken AB - A Shares (a)(c)	15,986	133,723

ELECTRICAL EQUIPMENT - 0.4%
Assa Abloy AB - Class B (a)	22,677	530,080
Hexagon AB - B Shares (a)(c)	8,347	630,342
		1,160,422

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
SWEDEN - 2.1% (Continued)
FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
Svenska Cellulosa AB (SCA) - Class B (a)(c)	16,418	$225,035

HOUSEHOLD PRODUCTS - 0.1%
Essity AB - Series B (a)(c)	12,219	412,442

MACHINERY - 0.6%
Atlas Copco AB - A Shares (a)	8,922	425,301
Atlas Copco AB - Class A - ADR	10,074	481,739
Epiroc AB - Class A (a)	10,412	150,799
Sandvik AB (a)(c)	17,709	346,233
Sandvik AB - ADR (c)	13,048	257,176
		1,661,248
METALS & MINING - 0.3%
Boliden AB (a)	25,785	764,897

RETAIL - CONSUMER STAPLES - 0.1%
ICA Gruppen AB (a)	3,322	168,728

RETAIL - DISCRETIONARY - 0.1%
Hennes & Mauritz AB - B Shares (a)	19,185	330,449
TOTAL SWEDEN		6,048,863

SWITZERLAND - 6.5%
ASSET MANAGEMENT - 0.4%
Pargesa Holding S.A. (a)	2,646	218,708
Partners Group Holding AG (a)	644	592,251
UBS Group AG	2	22
UBS Group AG (a)	22,324	249,381
		1,060,362
BEVERAGES - 0.0% (b)
Coca-Cola HBC AG (a)(c)	5,600	138,277

BIOTECH & PHARMA - 1.2%
Roche Holding AG - ADR	82,968	3,551,860

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
SWITZERLAND - 6.5% (Continued)
CHEMICALS - 0.4%
Givaudan S.A. (a)	272	$1,174,240

COMMERCIAL SUPPORT SERVICES - 0.2%
Adecco Group AG (a)	7,911	417,354
Adecco Group AG - ADR	4,982	130,678
		548,032
CONSTRUCTION MATERIALS - 0.3%
LafargeHolcim Ltd. (a)(c)	12,805	582,777
Sika AG (a)	852	209,174
		791,951
ELECTRICAL EQUIPMENT - 0.3%
ABB Ltd. - ADR	36,454	927,754

FOOD - 2.0%
Barry Callebaut AG (a)	265	590,149
Nestlé S.A. - ADR	44,645	5,324,140
		5,914,289
HEALTH CARE FACILITIES & SERVICES - 0.4%
Lonza Group AG (a)	1,788	1,103,247
Lonza Group AG - ADR	1,070	66,094
		1,169,341
HOME CONSTRUCTION - 0.3%
Geberit AG (a)	1,441	852,383

INSTITUTIONAL FINANCIAL SERVICES - 0.2%
Credit Suisse Group AG (a)	51,770	516,715
Credit Suisse Group AG - ADR	11,870	118,344
		635,059
INSURANCE - 0.4%
Swiss Re AG (a)	4,969	368,531
Zurich Insurance Group AG - ADR	24,700	860,548
		1,229,079
MEDICAL EQUIPMENT & DEVICES - 0.1%
Sonova Holding AG (a)(c)	736	186,481

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
SWITZERLAND - 6.5% (Continued)
SOFTWARE - 0.1%
Temenos AG (a)	1,174	$157,763

TECHNOLOGY HARDWARE - 0.1%
Logitech International S.A.	5,434	420,103

TELECOMMUNICATIONS - 0.1%
Swisscom AG (a)	512	271,189
TOTAL SWITZERLAND		19,028,163

TAIWAN - 4.6%
SEMICONDUCTORS - 3.6%
ASE Industrial Holding Co. Ltd. - ADR	126,937	517,903
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	105,119	8,521,997
United Microelectronics Corp. - ADR	318,743	1,526,779
		10,566,679
TECHNOLOGY HARDWARE - 0.2%
AU Optronics Corp. - ADR (c)	165,806	620,115

TELECOMMUNICATIONS - 0.8%
Chunghwa Telecom Co. Ltd. - ADR	66,939	2,425,200
TOTAL TAIWAN		13,611,994

TURKEY - 0.2%
TELECOMMUNICATIONS - 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR	96,207	460,832

UNITED KINGDOM - 6.8%
APPAREL & TEXTILE PRODUCTS - 0.1%
Burberry Group plc (a)	13,434	269,268

ASSET MANAGEMENT - 0.4%
3i Group plc (a)	68,813	883,632
Standard Life Aberdeen plc (a)	78,425	228,384
		1,112,016

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
UNITED KINGDOM - 6.8% (Continued)
BANKING - 0.4%
HSBC Holdings plc - ADR	56,627	$1,108,757
Lloyds Banking Group plc (a)	437,921	148,635
Lloyds Banking Group plc - ADR (c)	46,547	60,511
		1,317,903
BEVERAGES - 0.1%
Coca-Cola European Partners plc	8,952	347,427

BIOTECH & PHARMA - 1.4%
AstraZeneca plc - ADR	43,708	2,395,198
GlaxoSmithKline plc - ADR	46,926	1,766,295
		4,161,493
COMMERCIAL SUPPORT SERVICES - 0.2%
Rentokil Initial plc (a)(c)	66,541	459,912

ELECTRIC UTILITIES - 0.3%
National Grid plc - ADR	6,347	366,793
SSE plc (a)	5,602	87,189
SSE plc - ADR	22,840	356,304
		810,286
ELECTRICAL EQUIPMENT - 0.2%
Halma plc (a)	17,839	538,938

HOME CONSTRUCTION - 0.2%
Berkeley Group Holdings plc (The) (a)	7,006	381,818
Persimmon plc (a)	4,262	135,820
Taylor Wimpey plc (a)	124,700	174,363
		692,001
HOUSEHOLD PRODUCTS - 0.5%
Reckitt Benckiser Group plc (a)	3,212	313,180
Reckitt Benckiser Group plc - ADR	57,335	1,126,633
		1,439,813
INDUSTRIAL SUPPORT SERVICES - 0.2%
Ashtead Group plc (a)	12,456	448,549

INSTITUTIONAL FINANCIAL SERVICES - 0.3%
London Stock Exchange Group plc (a)	7,929	909,571

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
UNITED KINGDOM - 6.8% (Continued)
INSURANCE - 0.5%
Aviva plc (a)	62,051	$229,568
Legal & General Group plc (a)	242,904	592,543
Prudential plc - ADR	17,512	500,668
		1,322,779
LEISURE FACILITIES & SERVICES - 0.1%
InterContinental Hotels Group plc (a)(c)	732	38,422
InterContinental Hotels Group plc - ADR (c)	4,765	250,067
Whitbread plc (a)	5,132	140,151
		428,640
MACHINERY - 0.1%
Smiths Group plc (a)	11,841	209,382

METALS & MINING - 0.2%
Antofagasta plc (a)	54,457	718,316

PUBLISHING & BROADCASTING - 0.3%
Informa plc (a)	83,089	402,697
ITV plc (a)	307,997	268,492
PEARSON plc (a)	24,794	175,811
PEARSON plc - ADR	22,533	160,210
		1,007,210
REITS - 0.4%
British Land Co. plc (The) (a)	46,205	201,362
Land Securities Group plc (a)	36,444	245,302
Segro plc (a)	65,385	785,583
		1,232,247
RETAIL - CONSUMER STAPLES - 0.3%
Ocado Group plc (a)(c)	12,670	448,119
Tesco plc (a)	46,000	126,190
Tesco plc - ADR	29,931	246,332
		820,641
RETAIL - DISCRETIONARY - 0.1%
Kingfisher plc (a)	106,863	409,320

SOFTWARE - 0.2%
Sage Group plc (The) (a)	44,261	411,317

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
UNITED KINGDOM - 6.8% (Continued)
SOFTWARE - 0.2% (Continued)
Sage Group plc (The) - ADR	2,320	$86,560
		497,877
TECHNOLOGY SERVICES - 0.3%
RELX plc (a)	19,512	434,290
RELX plc - ADR	20,026	447,981
		882,271
TOTAL UNITED KINGDOM		20,035,860

UNITED STATES - 0.2%
ASSET MANAGEMENT - 0.1%
Noah Holdings Ltd. - ADR (c)	6,771	176,520

METALS & MINING - 0.1%
Impala Platinum Holdings Ltd.	38,967	343,163
TOTAL UNITED STATES		519,683

TOTAL COMMON STOCKS (COST $214,622,205)		$287,467,648

PREFERRED STOCKS - 0.4%	Shares	Fair Value
BRAZIL - 0.4%
BANKING - 0.1%
Itau Unibanco Holding S.A. - ADR	92,356	$367,577

TELECOMMUNICATIONS - 0.3%
Telefonica Brasil S.A. - ADR	94,896	727,852
TOTAL PREFERRED STOCKS (Cost $1,468,900)		$1,095,429

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

CORPORATE NOTES - 0.9%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	$290,000	$293,848
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	870,000	903,565
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	501,542
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	290,000	297,453
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/13/24	120,000	123,339
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	500,000	500,000
TOTAL CORPORATE NOTES (COST $2,550,000)				$2,619,747

MONEY MARKET FUNDS - 0.5%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.07% (e) (COST $1,630,696)	1630696	$1,630,696

TOTAL INVESTMENTS - (COST $220,271,801) - 99.8%		$292,813,520

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		565,747

NET ASSETS - 100.0%		$293,379,267

(a)	This security has been fair valued by the methods established by a systematic valuation model provided by an independent third-party pricing service under the guidelines established by the Board of Trustees.
(b)	Percentage rounds to less than 0.1%.
(c)	Non-income producing security.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$290,000	$293,848	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	870,000	903,565	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	480,000	501,542	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	290,000	297,453	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	120,000	123,339	0.0	%(b)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/20	06/12/20	500,000	500,000	0.2%
		$2,550,000	$2,619,747	0.9%

(e)	The rate shown is the 7-day effective yield as of September 30, 2020.

ADR - American Depositary Receipt
CDI - CHESS Depositary Interest
plc - Public Liability Company
REIT - Real Estate Investment Trust

Schedule of Portfolio Investments
Praxis Value Index Fund
September 30, 2020 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Fair Value
ADVERTISING & MARKETING - 0.2%
Omnicom Group, Inc.	10,229	$506,335

APPAREL & TEXTILE PRODUCTS - 1.0%
NIKE, Inc. - Class B	9,970	1,251,634
PVH Corp.	7,950	474,138
Tapestry, Inc.	19,220	300,408
VF Corp.	7,520	528,280
		2,554,460
ASSET MANAGEMENT - 1.0%
BlackRock, Inc.	1,962	1,105,685
Charles Schwab Corp. (The)	11,710	424,253
Franklin Resources, Inc.	21,740	442,409
Invesco Ltd.	44,902	512,332
		2,484,679
AUTOMOTIVE - 0.5%
Aptiv plc	4,830	442,814
BorgWarner, Inc.	7,240	280,478
Ford Motor Co.	65,763	437,982
		1,161,274
BANKING - 7.1%
Bank of America Corp.	185,430	4,467,009
Citigroup, Inc.	47,726	2,057,468
Citizens Financial Group, Inc.	10,900	275,552
Comerica, Inc.	9,200	351,900
Fifth Third Bancorp	19,490	415,527
First Republic Bank	4,430	483,136
Huntington Bancshares, Inc.	57,260	525,074
JPMorgan Chase & Co.	43,105	4,149,718
KeyCorp	40,568	483,976
M&T Bank Corp.	4,696	432,455
PNC Financial Services Group, Inc. (The)	14,391	1,581,715
Regions Financial Corp.	24,860	286,636
Truist Financial Corp.	38,990	1,483,569
U.S. Bancorp	51,257	1,837,563
		18,831,298
BEVERAGES - 2.7%
Coca-Cola Co. (The)	73,340	3,620,796

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
BEVERAGES - 2.7% (Continued)
PepsiCo, Inc.	25,859	$3,584,057
		7,204,853
BIOTECH & PHARMA - 8.7%
AbbVie, Inc.	22,556	1,975,680
Alexion Pharmaceuticals, Inc. (a)	4,360	498,915
Amgen, Inc.	7,744	1,968,215
Biogen, Inc. (a)	3,810	1,080,821
Bristol-Myers Squibb Co.	30,089	1,814,066
Eli Lilly & Co.	10,600	1,569,012
Gilead Sciences, Inc.	44,050	2,783,519
Johnson & Johnson	46,641	6,943,912
Merck & Co., Inc.	38,440	3,188,598
Mylan N.V. (a)	23,050	341,832
Regeneron Pharmaceuticals, Inc. (a)	760	425,433
Zoetis, Inc.	1,720	284,436
		22,874,439
CABLE & SATELLITE - 0.8%
Comcast Corp. - Class A	47,250	2,185,785

CHEMICALS - 2.3%
Air Products & Chemicals, Inc.	1,067	317,817
CF Industries Holdings, Inc.	14,010	430,247
Corteva, Inc.	11,220	323,248
DuPont de Nemours, Inc.	14,721	816,721
Eastman Chemical Co.	3,520	274,982
International Flavors & Fragrances, Inc.	2,880	352,656
Linde plc	7,326	1,744,540
LyondellBasell Industries N.V. - Class A	23,940	1,687,531
		5,947,742
COMMERCIAL SUPPORT SERVICES - 1.0%
Republic Services, Inc.	14,920	1,392,782
Waste Management, Inc.	10,150	1,148,676
		2,541,458
CONTAINERS & PACKAGING - 0.7%
Amcor plc	34,460	380,783
Ball Corp.	5,768	479,436
International Paper Co.	12,160	492,967

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.7% (Continued)
WestRock Co.	10,430	$362,338
		1,715,524
DIVERSIFIED INDUSTRIALS - 1.3%
Dover Corp.	3,103	336,179
Eaton Corp. plc	8,250	841,748
Emerson Electric Co.	9,264	607,440
Illinois Tool Works, Inc.	7,275	1,405,603
Pentair plc	6,840	313,067
		3,504,037
ELECTRIC UTILITIES - 6.5%
AES Corp. (The)	27,234	493,208
American Electric Power Co., Inc.	21,390	1,748,205
CMS Energy Corp.	6,220	381,970
Consolidated Edison, Inc.	23,821	1,853,274
DTE Energy Co.	6,870	790,325
Duke Energy Corp.	27,934	2,473,835
Edison International	16,567	842,266
Eversource Energy	19,800	1,654,290
NextEra Energy, Inc.	10,545	2,926,870
PPL Corp.	22,061	600,280
Sempra Energy	6,053	716,433
Southern Co. (The)	33,141	1,796,905
Xcel Energy, Inc.	13,514	932,601
		17,210,462
ELECTRICAL EQUIPMENT - 1.9%
Carrier Global Corp.	9,550	291,657
Johnson Controls International plc	29,087	1,188,204
Otis Worldwide Corp.	5,570	347,679
Rockwell Automation, Inc.	3,650	805,482
Roper Technologies, Inc.	1,170	462,279
TE Connectivity Ltd.	12,396	1,211,585
Trane Technologies plc	6,355	770,544
		5,077,430
ENTERTAINMENT CONTENT - 1.8%
Activision Blizzard, Inc.	17,400	1,408,530
Discovery, Inc. (a)	19,010	413,848
Electronic Arts, Inc. (a)	2,910	379,493

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
ENTERTAINMENT CONTENT - 1.8% (Continued)
ViacomCBS, Inc. - Class B	14,746	$413,035
Walt Disney Co. (The)	17,789	2,207,259
		4,822,165
FOOD - 2.8%
Campbell Soup Co.	7,050	341,009
Conagra Brands, Inc.	7,850	280,323
General Mills, Inc.	16,714	1,030,920
Hershey Co. (The)	2,830	405,652
Hormel Foods Corp.	14,460	706,949
J.M. Smucker Co. (The)	5,180	598,394
Kellogg Co.	11,990	774,434
Kraft Heinz Co. (The)	15,130	453,144
McCormick & Co., Inc.	2,450	475,545
Mondelez International, Inc. - Class A	39,932	2,294,093
		7,360,463
GAS & WATER UTILITIES - 0.4%
American Water Works Co., Inc.	1,830	265,130
NiSource, Inc.	29,770	654,940
		920,070
HEALTH CARE FACILITIES & SERVICES - 6.6%
AmerisourceBergen Corp.	4,630	448,740
Anthem, Inc.	6,020	1,616,912
Cardinal Health, Inc.	12,620	592,509
Centene Corp. (a)	14,930	870,867
Cigna Corp.	8,092	1,370,866
CVS Health Corp.	33,834	1,975,906
HCA Healthcare, Inc.	5,880	733,118
Humana, Inc.	2,650	1,096,808
IQVIA Holdings, Inc. (a)	2,920	460,280
Laboratory Corp. of America Holdings (a)	2,120	399,132
McKesson Corp.	5,714	850,986
UnitedHealth Group, Inc.	22,650	7,061,590
		17,477,714
HOME & OFFICE PRODUCTS - 0.3%
Newell Brands, Inc.	9,560	164,049
Whirlpool Corp.	3,512	645,822
		809,871

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 2.4%
Church & Dwight Co., Inc.	3,240	$303,620
Colgate-Palmolive Co.	17,318	1,336,084
Kimberly-Clark Corp.	3,750	553,725
Procter & Gamble Co. (The)	30,256	4,205,282
		6,398,711
INDUSTRIAL SUPPORT SERVICES - 0.3%
Fastenal Co.	9,380	422,944
W.W. Grainger, Inc.	1,090	388,879
		811,823
INSTITUTIONAL FINANCIAL SERVICES - 2.4%
Bank of New York Mellon Corp. (The)	25,784	885,423
CME Group, Inc.	6,200	1,037,322
Goldman Sachs Group, Inc. (The)	7,387	1,484,565
Intercontinental Exchange, Inc.	5,470	547,274
Morgan Stanley	24,461	1,182,689
Nasdaq, Inc.	2,400	294,504
Northern Trust Corp.	6,297	490,977
State Street Corp.	6,610	392,171
		6,314,925
INSURANCE - 5.6%
Aflac, Inc.	26,880	977,088
Allstate Corp. (The)	10,919	1,027,915
American International Group, Inc.	21,687	597,043
Aon plc - Class A	3,307	682,234
Arthur J. Gallagher & Co.	2,930	309,349
Berkley (W.R.) Corp.	6,070	371,180
Chubb Ltd.	16,937	1,966,726
Cincinnati Financial Corp.	7,712	601,305
Everest Re Group Ltd.	1,880	371,375
Globe Life, Inc.	6,860	548,114
Hartford Financial Services Group, Inc. (The)	13,050	481,023
Lincoln National Corp.	8,110	254,086
Loews Corp.	7,470	259,583
Marsh & McLennan Cos., Inc.	9,630	1,104,561
MetLife, Inc.	24,463	909,290
Principal Financial Group, Inc.	11,170	449,816
Progressive Corp. (The)	7,130	674,997
Prudential Financial, Inc.	27,250	1,730,920

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
INSURANCE - 5.6% (Continued)
Travelers Cos., Inc. (The)	14,063	$1,521,476
		14,838,081
INTERNET MEDIA & SERVICES - 0.7%
Alphabet, Inc. - Class A (a)	320	468,992
Booking Holdings, Inc. (a)	150	256,602
Expedia Group, Inc.	5,410	496,043
Twitter, Inc. (a)	12,880	573,160
		1,794,797
LEISURE FACILITIES & SERVICES - 1.1%
Carnival Corp.	28,663	435,105
McDonald's Corp.	9,470	2,078,570
Royal Caribbean Cruises Ltd.	7,340	475,118
		2,988,793
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	3,230	267,186

MACHINERY - 1.2%
Deere & Co.	4,107	910,235
Flowserve Corp.	15,640	426,816
Parker-Hannifin Corp.	1,557	315,043
Stanley Black & Decker, Inc.	6,680	1,083,496
Xylem, Inc.	5,620	472,754
		3,208,344
MEDICAL EQUIPMENT & DEVICES - 5.8%
Abbott Laboratories	25,240	2,746,869
Baxter International, Inc.	10,082	810,795
Becton, Dickinson and Co.	8,300	1,931,244
Boston Scientific Corp. (a)	11,810	451,260
Cooper Cos., Inc. (The)	1,170	394,430
Danaher Corp.	11,780	2,536,587
DENTSPLY SIRONA, Inc.	8,810	385,261
Illumina, Inc. (a)	1,180	364,714
Medtronic plc	30,730	3,193,462
Mettler-Toledo International, Inc. (a)	290	280,068
Stryker Corp.	3,470	723,044
Thermo Fisher Scientific, Inc.	2,744	1,211,531
Varian Medical Systems, Inc. (a)	1,980	340,560
		15,369,825

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
METALS & MINING - 0.5%
Newmont Corp.	21,440	$1,360,368

OIL & GAS PRODUCERS - 2.1%
ConocoPhillips	44,157	1,450,116
Hess Corp.	18,720	766,210
Marathon Oil Corp.	172,610	705,975
Noble Energy, Inc.	72,038	615,925
ONEOK, Inc.	9,825	255,253
Valero Energy Corp.	42,220	1,828,970
		5,622,449
OIL & GAS SERVICES & EQUIPMENT - 1.4%
Baker Hughes Co.	93,000	1,235,970
Schlumberger Ltd.	157,816	2,455,617
		3,691,587
REAL ESTATE SERVICES - 0.6%
CBRE Group, Inc. - Class A (a)	33,030	1,551,419

REITS - 3.4%
AvalonBay Communities, Inc.	3,130	467,434
Boston Properties, Inc.	2,990	240,097
Crown Castle International Corp.	4,160	692,640
Digital Realty Trust, Inc.	15,110	2,217,544
Equity Residential	10,400	533,832
Host Hotels & Resorts, Inc.	43,890	473,573
Iron Mountain, Inc.	22,570	604,650
Kimco Realty Corp.	22,420	252,449
Prologis, Inc.	9,230	928,723
Public Storage	1,920	427,622
Realty Income Corp.	4,390	266,693
Regency Centers Corp.	830	31,557
Simon Property Group, Inc.	9,489	613,749
Ventas, Inc.	10,570	443,517
Welltower, Inc.	9,100	501,319
Weyerhaeuser Co.	11,149	317,969
		9,013,368
RETAIL - CONSUMER STAPLES - 3.5%
Costco Wholesale Corp.	4,920	1,746,600
Dollar Tree, Inc. (a)	4,230	386,368

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
RETAIL - CONSUMER STAPLES - 3.5% (Continued)
Kroger Co. (The)	11,374	$385,693
Target Corp.	3,350	527,357
Walgreen Boots Alliance, Inc.	23,650	849,508
Walmart, Inc.	37,430	5,236,831
		9,132,357
RETAIL - DISCRETIONARY - 1.6%
Best Buy Co., Inc.	4,590	510,821
Genuine Parts Co.	4,570	434,927
Home Depot, Inc. (The)	7,402	2,055,609
L Brands, Inc.	9,310	296,151
Lowe's Cos., Inc.	5,760	955,354
		4,252,862
SEMICONDUCTORS - 1.1%
Intel Corp.	39,878	2,064,883
Texas Instruments, Inc.	6,290	898,149
		2,963,032
SOFTWARE - 1.2%
Cerner Corp.	5,350	386,752
Microsoft Corp.	3,090	649,920
NortonLifeLock, Inc.	23,950	499,118
Oracle Corp.	20,392	1,217,402
salesforce.com, Inc. (a)	1,770	444,836
		3,198,028
SPECIALTY FINANCE - 0.7%
American Express Co.	8,404	842,501
Capital One Financial Corp.	12,040	865,194
		1,707,695
STEEL - 0.1%
Nucor Corp.	6,590	295,627

TECHNOLOGY HARDWARE - 2.3%
Cisco Systems, Inc.	109,350	4,307,297
Corning, Inc.	14,610	473,510
HP, Inc.	36,560	694,274
Juniper Networks, Inc.	21,720	466,980
Western Digital Corp.	5,865	214,366
		6,156,427

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 4.4%
Accenture plc - Class A	8,940	$2,020,351
Automatic Data Processing, Inc.	5,210	726,743
Cognizant Technology Solutions Corp. - Class A	10,620	737,240
DXC Technology Co.	15,380	274,533
Fidelity National Information Services, Inc.	16,860	2,481,961
Global Payments, Inc.	3,950	701,441
International Business Machines Corp.	21,862	2,659,949
Nielsen Holdings plc	23,380	331,528
Paychex, Inc.	3,684	293,873
S&P Global, Inc.	700	252,420
Verisk Analytics, Inc.	4,690	869,104
Visa, Inc. - Class A	1,780	355,947
		11,705,090
TELECOMMUNICATIONS - 4.8%
AT&T, Inc.	182,906	5,214,650
CenturyLink, Inc.	30,728	310,045
T-Mobile US, Inc. (a)	8,350	954,906
Verizon Communications, Inc.	104,110	6,193,504
		12,673,105
TRANSPORTATION & LOGISTICS - 3.4%
American Airlines Group, Inc.	41,240	506,840
CSX Corp.	9,290	721,554
Delta Air Lines, Inc.	15,560	475,825
Expeditors International of Washington, Inc.	3,170	286,948
FedEx Corp.	6,660	1,675,123
J.B. Hunt Transport Services, Inc.	1,880	237,594
Norfolk Southern Corp.	2,680	573,493
Southwest Airlines Co.	15,350	575,625
Union Pacific Corp.	6,650	1,309,186
United Airlines Holdings, Inc. (a)	12,530	435,418
United Parcel Service, Inc. - Class B	13,500	2,249,505
		9,047,111
WHOLESALE - CONSUMER STAPLES - 0.1%
Sysco Corp.	4,750	295,545

TOTAL COMMON STOCKS (COST $226,736,387)		$259,848,614

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (b)	2.000%	06/15/22	$280,000	$283,715
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	450,000	467,361
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	720,000	752,314
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/17/24	280,000	287,196
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/13/24	250,000	256,955
Calvert Social Investment Foundation, Inc. (b)	2.500%	06/13/25	280,000	280,000
TOTAL CORPORATE NOTES (COST $2,260,000)				$2,327,541

MONEY MARKET FUNDS - 0.7%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.07% (c) (COST $1,904,032)	1,904,032	$1,904,032

TOTAL INVESTMENTS - (COST $230,900,419) - 100.0%		$264,080,187

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (d)		58,697

NET ASSETS - 100.0%		$264,138,884

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$280,000	$283,715	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	450,000	467,361	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	720,000	752,314	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	280,000	287,196	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	250,000	256,955	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	280,000	280,000	0.1%
		$2,260,000	$2,327,541	0.9%

(c)	The rate shown is the 7-day effective yield as of September 30, 2020.
(d)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments
Praxis Growth Index Fund
September 30, 2020 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.6%
NIKE, Inc. - Class B	17,217	$2,161,422

ASSET MANAGEMENT - 0.4%
BlackRock, Inc.	1,273	717,399
Charles Schwab Corp. (The)	17,708	641,561
		1,358,960
BANKING - 1.0%
JPMorgan Chase & Co.	32,285	3,108,077
PNC Financial Services Group, Inc. (The)	4,203	461,952
		3,570,029
BEVERAGES - 1.3%
Coca-Cola Co. (The)	38,120	1,881,984
PepsiCo, Inc.	19,670	2,726,262
		4,608,246
BIOTECH & PHARMA - 4.7%
AbbVie, Inc.	20,431	1,789,551
Alexion Pharmaceuticals, Inc. (a)	2,861	327,384
Amgen, Inc.	7,554	1,919,925
Bristol-Myers Squibb Co.	28,376	1,710,789
Eli Lilly & Co.	7,120	1,053,902
Incyte Corp. (a)	4,067	364,973
Johnson & Johnson	20,108	2,993,679
Merck & Co., Inc.	32,671	2,710,059
Regeneron Pharmaceuticals, Inc. (a)	1,481	829,034
Vertex Pharmaceuticals, Inc. (a)	5,704	1,552,173
Zoetis, Inc.	11,310	1,870,335
		17,121,804
CABLE & SATELLITE - 1.1%
Charter Communications, Inc. - Class A (a)	2,752	1,718,184
Comcast Corp. - Class A	53,294	2,465,380
		4,183,564
CHEMICALS - 2.0%
Air Products & Chemicals, Inc.	6,288	1,872,944
Avery Dennison Corp.	2,718	347,469
Dow, Inc.	17,187	808,648
Ecolab, Inc.	2,074	414,468
Linde plc	9,888	2,354,629

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
CHEMICALS - 2.0% (Continued)
Sherwin-Williams Co. (The)	2,017	$1,405,325
		7,203,483
COMMERCIAL SUPPORT SERVICES - 0.9%
Republic Services, Inc.	3,583	334,473
Waste Management, Inc.	24,894	2,817,254
		3,151,727
CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	1,616	380,342

CONTAINERS & PACKAGING - 0.3%
Ball Corp.	11,453	951,973

DIVERSIFIED INDUSTRIALS - 0.8%
Dover Corp.	3,517	381,032
Emerson Electric Co.	6,411	420,369
Illinois Tool Works, Inc.	10,194	1,969,583
		2,770,984
E-COMMERCE DISCRETIONARY - 7.7%
Amazon.com, Inc. (a)	8,700	27,393,951
eBay, Inc.	17,315	902,112
		28,296,063
ELECTRIC UTILITIES - 0.6%
Eversource Energy	3,020	252,321
NextEra Energy, Inc.	5,626	1,561,552
Sempra Energy	3,783	447,756
		2,261,629
ELECTRICAL EQUIPMENT - 1.9%
Allegion plc	2,650	262,112
AMETEK, Inc.	6,609	656,935
Amphenol Corp. - Class A	6,146	665,427
Carrier Global Corp.	9,910	302,651
Johnson Controls International plc	7,170	292,895
Keysight Technologies, Inc. (a)	4,941	488,072
Otis Worldwide Corp.	5,220	325,832
Rockwell Automation, Inc.	4,888	1,078,684
Roper Technologies, Inc.	3,519	1,390,392
TE Connectivity Ltd.	6,810	665,609

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 1.9% (Continued)
Trane Technologies plc	5,595	$678,394
		6,807,003
ENTERTAINMENT CONTENT - 1.1%
Electronic Arts, Inc. (a)	2,965	386,666
Fox Corp. - Class B	16,731	467,966
Walt Disney Co. (The)	25,353	3,145,800
		4,000,432
FOOD - 0.3%
General Mills, Inc.	4,080	251,655
Hershey Co. (The)	3,010	431,453
Lamb Weston Holdings, Inc.	5,200	344,604
		1,027,712
GAS & WATER UTILITIES - 0.1%
American Water Works Co., Inc.	1,860	269,477

HEALTH CARE FACILITIES & SERVICES - 0.2%
Henry Schein, Inc. (a)	3,890	228,654
IQVIA Holdings, Inc. (a)	2,768	436,320
McKesson Corp.	1,680	250,202
		915,176
HOME CONSTRUCTION - 0.4%
D.R. Horton, Inc.	6,078	459,679
Masco Corp.	8,006	441,371
NVR, Inc. (a)	145	592,052
		1,493,102
HOUSEHOLD PRODUCTS - 1.8%
Church & Dwight Co., Inc.	3,111	291,532
Colgate-Palmolive Co.	6,077	468,840
Estée Lauder Cos., Inc. (The) - Class A	4,119	898,972
Kimberly-Clark Corp.	4,951	731,065
Procter & Gamble Co. (The)	29,927	4,159,554
		6,549,963
INDUSTRIAL SUPPORT SERVICES - 0.5%
Fastenal Co.	16,064	724,326
United Rentals, Inc. (a)	2,770	483,365
W.W. Grainger, Inc.	1,230	438,827
		1,646,518

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
INSTITUTIONAL FINANCIAL SERVICES - 0.3%
CME Group, Inc.	3,998	$668,905
Intercontinental Exchange, Inc.	5,631	563,382
		1,232,287
INSURANCE - 0.7%
Aflac, Inc.	8,308	301,996
Aon plc - Class A	3,286	677,902
Marsh & McLennan Cos., Inc.	8,240	945,128
Progressive Corp. (The)	4,218	399,318
Willis Towers Watson plc	1,560	325,759
		2,650,103
INTERNET MEDIA & SERVICES - 10.4%
Alphabet, Inc. - Class A (a)	5,155	7,555,168
Alphabet, Inc. - Class C (a)	7,156	10,516,458
Booking Holdings, Inc. (a)	915	1,565,272
Facebook, Inc. - Class A (a)	50,155	13,135,594
Netflix, Inc. (a)	9,792	4,896,294
VeriSign, Inc. (a)	2,251	461,117
		38,129,903
LEISURE FACILITIES & SERVICES - 1.9%
Chipotle Mexican Grill, Inc. (a)	617	767,369
Darden Restaurants, Inc.	110	11,082
Domino's Pizza, Inc.	680	289,190
Hilton Worldwide Holdings, Inc.	7,789	664,558
Marriott International, Inc. - Class A	6,393	591,864
McDonald's Corp.	7,317	1,606,008
Starbucks Corp.	27,592	2,370,705
Yum! Brands, Inc.	7,084	646,769
		6,947,545
MACHINERY - 0.6%
Deere & Co.	5,676	1,257,972
Parker-Hannifin Corp.	1,542	312,008
Xylem, Inc.	7,810	656,977
		2,226,957
MEDICAL EQUIPMENT & DEVICES - 5.2%
Abbott Laboratories	21,136	2,300,231
Agilent Technologies, Inc.	4,775	481,989
Align Technology, Inc. (a)	2,261	740,161
Baxter International, Inc.	5,675	456,384

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 5.2% (Continued)
Bio-Rad Laboratories, Inc. - Class A (a)	500	$257,730
Boston Scientific Corp. (a)	20,247	773,638
Cooper Cos., Inc. (The)	1,161	391,396
Danaher Corp.	9,774	2,104,635
DENTSPLY SIRONA, Inc.	6,000	262,380
DexCom, Inc. (a)	1,940	799,726
Edwards Lifesciences Corp. (a)	12,210	974,602
Hologic, Inc. (a)	6,559	435,977
IDEXX Laboratories, Inc. (a)	2,060	809,807
Illumina, Inc. (a)	1,958	605,179
Mettler-Toledo International, Inc. (a)	600	579,450
PerkinElmer, Inc.	2,370	297,459
ResMed, Inc.	3,458	592,805
STERIS plc	2,144	377,751
Teleflex, Inc.	1,350	459,567
Thermo Fisher Scientific, Inc.	10,795	4,766,208
Waters Corp. (a)	1,646	322,089
West Pharmaceutical Services, Inc.	1,430	393,107
		19,182,271
OIL & GAS PRODUCERS - 0.3%
ConocoPhillips	22,543	740,312
Hess Corp.	8,179	334,767
		1,075,079
OIL & GAS SERVICES & EQUIPMENT - 0.2%
Baker Hughes Co.	17,400	231,246
Schlumberger Ltd.	30,760	478,626
		709,872
REAL ESTATE SERVICES - 0.3%
CBRE Group, Inc. - Class A (a)	24,213	1,137,285

REITS - 2.1%
Alexandria Real Estate Equities, Inc.	1,991	318,560
American Tower Corp.	9,082	2,195,392
Crown Castle International Corp.	4,829	804,028
Equinix, Inc.	2,077	1,578,790
Extra Space Storage, Inc.	2,720	291,013
Healthpeak Properties, Inc.	11,789	320,071

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
REITS - 2.1% (Continued)
Iron Mountain, Inc.	18,158	$486,453
Prologis, Inc.	8,827	888,173
SBA Communications Corp.	2,698	859,259
		7,741,739
RETAIL - CONSUMER STAPLES - 1.1%
Costco Wholesale Corp.	4,063	1,442,365
Dollar General Corp.	5,953	1,247,868
Target Corp.	8,134	1,280,454
		3,970,687
RETAIL - DISCRETIONARY - 2.9%
AutoZone, Inc. (a)	469	552,313
CarMax, Inc. (a)	3,220	295,950
Genuine Parts Co.	5,833	555,127
Home Depot, Inc. (The)	16,776	4,658,863
Lowe's Cos., Inc.	9,809	1,626,921
O'Reilly Automotive, Inc. (a)	1,110	511,799
Ross Stores, Inc.	8,895	830,081
Tiffany & Co.	2,160	250,236
TJX Cos., Inc. (The)	25,363	1,411,451
		10,692,741
SEMICONDUCTORS - 7.2%
Advanced Micro Devices, Inc. (a)	25,831	2,117,884
Analog Devices, Inc.	8,424	983,418
Applied Materials, Inc.	22,796	1,355,222
Broadcom, Inc.	9,079	3,307,661
Intel Corp.	57,987	3,002,567
KLA Corp.	4,142	802,471
Lam Research Corp.	3,673	1,218,518
Micron Technology, Inc. (a)	19,765	928,164
NVIDIA Corp.	12,429	6,726,823
QUALCOMM, Inc.	26,110	3,072,625
Skyworks Solutions, Inc.	3,648	530,784
Texas Instruments, Inc.	13,417	1,915,813
Xilinx, Inc.	4,619	481,485
		26,443,435
SOFTWARE - 15.4%
Adobe, Inc. (a)	10,077	4,942,063
Akamai Technologies, Inc. (a)	2,340	258,664

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
SOFTWARE - 15.4% (Continued)
ANSYS, Inc. (a)	1,778	$581,815
Autodesk, Inc. (a)	4,626	1,068,652
Cadence Design Systems, Inc. (a)	7,094	756,433
Cerner Corp.	2,940	212,533
Citrix Systems, Inc.	2,932	403,766
Fortinet, Inc. (a)	4,150	488,911
Intuit, Inc.	6,400	2,087,744
Microsoft Corp.	168,288	35,396,015
Oracle Corp.	29,220	1,744,434
Paycom Software, Inc. (a)	1,270	395,351
salesforce.com, inc. (a)	20,427	5,133,714
ServiceNow, Inc. (a)	3,843	1,863,855
Synopsys, Inc. (a)	2,920	624,821
Tyler Technologies, Inc. (a)	720	250,963
		56,209,734
SPECIALTY FINANCE - 0.3%
American Express Co.	7,894	791,373
Discover Financial Services	5,370	310,279
		1,101,652
TECHNOLOGY HARDWARE - 11.5%
Apple, Inc.	351,448	40,701,193
Arista Networks, Inc. (a)	1,860	384,890
Corning, Inc.	8,980	291,042
Garmin Ltd.	3,784	358,950
Western Digital Corp.	1,970	72,003
Zebra Technologies Corp. - Class A (a)	1,267	319,867
		42,127,945
TECHNOLOGY SERVICES - 8.6%
Accenture plc - Class A	9,729	2,198,657
Automatic Data Processing, Inc.	5,950	829,966
Broadridge Financial Solutions, Inc.	2,596	342,672
Fiserv, Inc. (a)	14,476	1,491,752
FleetCor Technologies, Inc. (a)	2,434	579,535
Gartner, Inc. (a)	3,640	454,818
Global Payments, Inc.	1,700	301,886
IHS Markit Ltd.	3,297	258,848
MarketAxess Holdings, Inc.	960	462,326
Mastercard, Inc. - Class A	19,576	6,620,016

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 8.6% (Continued)
Moody's Corp.	4,415	$1,279,688
MSCI, Inc.	1,797	641,134
Paychex, Inc.	6,525	520,499
PayPal Holdings, Inc. (a)	26,707	5,262,080
S&P Global, Inc.	6,654	2,399,432
Verisk Analytics, Inc.	1,585	293,716
Visa, Inc. - Class A	38,093	7,617,457
		31,554,482
TRANSPORTATION & LOGISTICS - 1.6%
CSX Corp.	6,407	497,632
J.B. Hunt Transport Services, Inc.	4,820	609,152
Kansas City Southern	2,079	375,946
Norfolk Southern Corp.	2,169	464,144
Old Dominion Freight Line, Inc.	3,310	598,845
Union Pacific Corp.	9,161	1,803,526
United Airlines Holdings, Inc. (a)	10,340	359,315
United Parcel Service, Inc. - Class B	5,945	990,615
		5,699,175
WHOLESALE - CONSUMER STAPLES - 0.2%
Sysco Corp.	9,960	619,711

WHOLESALE - DISCRETIONARY - 0.1%
Copart, Inc. (a)	5,108	537,157

TOTAL COMMON STOCKS (COST $165,922,803)		$360,719,369

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOMENT - 0.8%
Calvert Social Investment Foundation, Inc. (b)	2.000%	06/15/22	$550,000	$557,298
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	900,000	934,722
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	200,000	208,976
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/17/24	550,000	564,135
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/13/24	150,000	154,173

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

CORPORATE NOTES - 0.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8% (Continued)
Calvert Social Investment Foundation, Inc. (b)	2.500%	06/13/25	$670,000	$670,000
TOTAL CORPORATE NOTES (COST $3,020,000)				$3,089,304

MONEY MARKET FUNDS - 0.4%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.07% (c) (COST $1,374,586)	1,374,586	$1,374,586

TOTAL INVESTMENTS - (COST $170,317,389) - 99.9%		$365,183,259

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		239,827

NET ASSETS - 100.0%		$365,423,086

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$550,000	$557,298	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	900,000	934,722	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	200,000	208,976	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	550,000	564,135	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	150,000	154,173	0.0	%(d)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	670,000	670,000	0.2%
		$3,020,000	$3,089,304	0.8%

(c)	The rate shown is the 7-day effective yield as of September 30, 2020.
(d)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments
Praxis Small Cap Index Fund
September 30, 2020 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Fair Value
ADVERTISING & MARKETING - 0.1%
QuinStreet, Inc. (a)	7,790	$123,394

AEROSPACE & DEFENSE - 0.3%
Barnes Group, Inc.	5,820	208,007
Park Aerospace Corp. (a)	10,790	117,827
		325,834
APPAREL & TEXTILE PRODUCTS - 1.7%
Capri Holdings Ltd. (a)	22,770	409,860
Crocs, Inc. (a)	11,550	493,532
Fossil Group, Inc. (a)	28,770	165,140
Kontoor Brands, Inc.	5,060	122,452
Movado Group, Inc.	11,930	118,584
Oxford Industries, Inc.	3,465	139,847
Steven Madden Ltd.	11,935	232,732
Wolverine World Wide, Inc.	13,500	348,840
		2,030,987
ASSET MANAGEMENT - 0.7%
Blucora, Inc. (a)	13,850	130,467
Boston Private Financial Holdings, Inc.	25,630	141,478
Brightsphere Investment Group, Inc.	7,030	90,687
Virtus Investment Partners, Inc.	920	127,558
Waddell & Reed Financial, Inc. - Class A	10,140	150,579
WisdomTree Investments, Inc.	49,990	159,968
		800,737
AUTOMOTIVE - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	24,060	138,826
Cooper Tire & Rubber Co.	6,440	204,148
Dorman Products, Inc. (a)	5,550	501,609
Gentherm, Inc. (a)	4,820	197,138
Methode Electronics, Inc.	8,170	232,845
Standard Motor Products, Inc.	3,290	146,899
		1,421,465
BANKING - 8.1%
Allegiance Bancshares, Inc.	3,770	88,105
Ameris Bancorp	10,274	234,042
Axos Financial, Inc. (a)	8,590	200,233
Banc of California, Inc.	10,340	104,641

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
BANKING - 8.1% (Continued)
Banner Corp.	6,070	$195,818
Berkshire Hills Bancorp, Inc.	14,650	148,112
Brookline Bancorp, Inc.	12,520	108,235
Cadence BanCorp.	22,220	190,870
Central Pacific Financial Corp.	11,560	156,869
City Holding Co.	2,910	167,645
Columbia Banking System, Inc.	10,590	252,572
Community Bank System, Inc.	10,650	579,999
Customers Bancorp, Inc. (a)	6,950	77,840
CVB Financial Corp.	22,880	380,494
Dime Community Bancshares, Inc.	7,730	87,426
Eagle Bancorp, Inc.	5,790	155,114
FB Financial Corp.	3,776	94,853
First BanCorp.	38,970	203,423
First Commonwealth Financial Corp.	17,510	135,527
First Financial Bancorp	15,720	188,719
First Hawaiian, Inc.	10,410	150,633
First Midwest Bancorp, Inc.	18,900	203,742
Flagstar Bancorp, Inc.	6,160	182,521
Great Western Bancorp, Inc.	11,480	142,926
Hanmi Financial Corp.	16,730	137,353
Heritage Financial Corp.	6,310	116,041
HomeStreet, Inc.	5,810	149,666
Hope Bancorp, Inc.	22,210	168,463
Independent Bank Corp.	5,580	292,280
Independent Bank Group, Inc.	4,980	220,016
Meta Financial Group, Inc.	6,750	129,735
National Bank Holdings Corp. - Class A	3,270	85,838
NBT Bancorp, Inc.	7,000	187,740
Northwest Bancshares, Inc.	23,090	212,428
OFG Bancorp	7,240	90,210
Old National Bancorp	37,700	473,512
Pacific Premier Bancorp, Inc.	15,026	302,624
Park National Corp.	2,050	168,018
Preferred Bank	2,910	93,469
Provident Financial Services, Inc.	9,430	115,046
S&T Bancorp, Inc.	5,970	105,609
Seacoast Banking Corp. of Florida (a)	8,510	153,435

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
BANKING - 8.1% (Continued)
ServisFirst Bancshares, Inc.	10,670	$363,100
Simmons First National Corp. - Class A	19,010	301,404
Southside Bancshares, Inc.	4,987	121,832
Tompkins Financial Corp.	2,100	119,301
Triumph Bancorp, Inc. (a)	5,040	156,946
TrustCo Bank Corp.	23,830	124,393
United Community Banks, Inc.	12,060	204,176
Veritex Holdings, Inc.	13,050	222,241
Westamerica Bancorp.	6,020	327,187
		9,572,422
BEVERAGES - 0.5%
Coca-Cola Bottling Co. Consolidated, Inc.	830	199,764
National Beverage Corp. (a)	5,760	391,738
		591,502
BIOTECH & PHARMA - 2.7%
AMAG Pharmaceuticals, Inc. (a)	17,250	162,150
Coherus Biosciences, Inc. (a)	11,690	214,395
Cytokinetics, Inc. (a)	14,910	322,802
Eagle Pharmaceuticals, Inc. (a)	3,150	133,812
Enanta Pharmaceuticals, Inc. (a)	4,780	218,828
Heska Corp. (a)	2,880	284,515
Innoviva, Inc. (a)	11,970	125,086
Momenta Pharmaceuticals, Inc. (a)	21,670	1,137,242
Pacira BioSciences, Inc. (a)	1,580	94,990
REGENXBIO, Inc. (a)	5,140	141,453
Supernus Pharmaceuticals, Inc. (a)	10,380	216,319
Vanda Pharmaceuticals, Inc. (a)	10,890	105,197
		3,156,789
CHEMICALS - 3.4%
Balchem Corp.	6,510	635,571
FutureFuel Corp.	11,220	127,571
GCP Applied Technologies, Inc. (a)	6,470	135,546
H.B. Fuller Co.	10,240	468,787
Innospec, Inc.	5,910	374,221
Lydall, Inc. (a)	10,490	173,505
Quaker Chemical Corp.	2,730	490,608
Rogers Corp. (a)	3,610	353,997
Stepan Co.	3,960	431,640

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
CHEMICALS - 3.4% (Continued)
Trinseo S.A.	7,990	$204,864
WD-40 Co.	3,260	617,151
		4,013,461
COMMERCIAL SUPPORT SERVICES - 3.7%
ABM Industries, Inc.	13,350	489,411
AMN Healthcare Services, Inc. (a)	10,790	630,784
Brady Corp. - Class A	17,110	684,742
CorVel Corp. (a)	3,800	324,634
Harsco Corp. (a)	14,500	201,695
Heidrick & Struggles International, Inc.	6,300	123,795
HMS Holdings Corp. (a)	17,620	421,999
Kelly Services, Inc. - Class A	6,880	117,235
Korn Ferry	12,990	376,710
TrueBlue, Inc. (a)	7,400	114,626
UniFirst Corp.	3,970	751,799
US Ecology, Inc.	5,630	183,932
		4,421,362
CONSTRUCTION MATERIALS - 0.7%
Apogee Enterprises, Inc.	4,720	100,866
Simpson Manufacturing Co., Inc.	7,730	751,047
		851,913
CONSUMER SERVICES - 0.8%
American Public Education, Inc. (a)	5,580	157,300
Matthews International Corp. - Class A	5,810	129,912
Medifast, Inc.	2,310	379,879
Perdoceo Education Corp. (a)	16,740	204,898
Regis Corp. (a)	18,070	110,950
		982,939
CONTAINERS & PACKAGING - 0.1%
Myers Industries, Inc.	10,200	134,946

E-COMMERCE DISCRETIONARY - 0.2%
PetMed Express, Inc.	8,210	259,600

ELECTRIC UTILITIES - 0.3%
Avista Corp.	10,420	355,530

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 4.4%
AAON, Inc.	9,750	$587,438
Advanced Energy Industries, Inc. (a)	6,290	395,893
Alarm.com Holdings, Inc. (a)	7,330	404,982
Badger Meter, Inc.	12,970	847,849
FARO Technologies, Inc. (a)	7,110	433,568
Itron, Inc. (a)	11,940	725,236
Mesa Laboratories, Inc.	2,270	578,305
OSI Systems, Inc. (a)	2,550	197,905
SPX Corp. (a)	7,870	365,011
Watts Water Technologies, Inc. - Class A	7,090	710,063
		5,246,250
ENGINEERING & CONSTRUCTION - 1.5%
Aegion Corp. (a)	7,920	111,910
Arcosa, Inc.	5,970	263,217
Comfort Systems USA, Inc.	7,610	391,991
Exponent, Inc.	8,210	591,366
Granite Construction, Inc.	7,530	132,603
Installed Building Products, Inc. (a)	3,410	346,968
		1,838,055
FOOD - 0.5%
B&G Foods, Inc.	13,360	371,007
USANA Health Sciences, Inc. (a)	2,410	177,497
		548,504
FORESTRY, PAPER & WOOD PRODUCTS - 1.3%
Boise Cascade Co.	8,960	357,683
Neenah, Inc.	6,890	258,169
P.H. Glatfelter Co.	11,660	160,558
UFP Industries, Inc.	13,990	790,575
		1,566,985
GAS & WATER UTILITIES - 1.5%
American States Water Co.	9,370	702,281
California Water Service Group	9,950	432,328
South Jersey Industries, Inc.	31,420	605,463
		1,740,072
HEALTH CARE FACILITIES & SERVICES - 3.5%
Addus HomeCare Corp. (a)	2,750	259,902
Community Health Systems, Inc. (a)	23,600	99,592
Covetrus, Inc. (a)	18,340	447,496

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
HEALTH CARE FACILITIES & SERVICES - 3.5% (Continued)
Ensign Group, Inc. (The)	9,660	$551,200
Hanger, Inc. (a)	9,980	157,884
Magellan Health, Inc. (a)	5,580	422,852
NeoGenomics, Inc. (a)	22,200	818,958
Owens & Minor, Inc.	12,020	301,822
Pennant Group, Inc. (The) (a)	4,650	179,304
RadNet, Inc. (a)	11,320	173,762
Select Medical Holdings Corp. (a)	24,600	512,172
U.S. Physical Therapy, Inc.	3,070	266,722
		4,191,666
HOME & OFFICE PRODUCTS - 0.6%
iRobot Corp. (a)	4,940	374,946
Tupperware Brands Corp. (a)	15,370	309,859
		684,805
HOME CONSTRUCTION - 2.9%
American Woodmark Corp. (a)	2,505	196,743
Cavco Industries, Inc. (a)	1,410	254,237
Century Communities, Inc. (a)	2,590	109,635
Interface, Inc.	96,290	589,295
LGI Homes, Inc. (a)	3,980	462,357
M/I Homes, Inc. (a)	3,510	161,635
MDC Holdings, Inc.	9,774	460,355
Meritage Homes Corp. (a)	6,660	735,197
Patrick Industries, Inc.	4,460	256,539
PGT Innovations, Inc. (a)	9,950	174,324
		3,400,317
HOUSEHOLD PRODUCTS - 0.7%
Central Garden & Pet Co. - Class A (a)	8,930	322,730
Clearwater Paper Corp. (a)	2,850	108,129
Inter Parfums, Inc.	5,930	221,486
Quanex Building Products Corp.	11,930	219,989
		872,334
INDUSTRIAL INTERMEDIATE PRODUCTS - 2.3%
AZZ, Inc.	7,130	243,276
Chart Industries, Inc. (a)	6,330	444,809
EnPro Industries, Inc.	5,550	313,075
Gibraltar Industries, Inc. (a)	10,440	680,062

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
INDUSTRIAL INTERMEDIATE PRODUCTS - 2.3% (Continued)
Insteel Industries, Inc.	5,610	$104,907
Proto Labs, Inc. (a)	4,900	634,550
Raven Industries, Inc.	9,680	208,313
Standex International Corp.	2,030	120,176
		2,749,168
INDUSTRIAL SUPPORT SERVICES - 0.7%
Applied Industrial Technologies, Inc.	8,380	461,738
DXP Enterprises, Inc. (a)	5,460	88,070
Resideo Technologies, Inc. (a)	20,870	229,570
		779,378
INSTITUTIONAL FINANCIAL SERVICES - 0.5%
Greenhill & Co., Inc.	6,880	78,088
Piper Sandler Cos.	3,730	272,290
StoneX Group, Inc. (a)	4,090	209,244
		559,622
INSURANCE - 3.4%
Ambac Financial Group, Inc. (a)	8,260	105,480
American Equity Investment Life Holding Co.	18,710	411,433
Amerisafe, Inc.	3,030	173,801
eHealth, Inc. (a)	4,420	349,180
Employers Holdings, Inc.	9,010	272,552
Horace Mann Educators Corp.	7,880	263,192
James River Group Holdings Ltd.	6,160	274,305
Kinsale Capital Group, Inc.	3,400	646,612
NMI Holdings, Inc. - Class A (a)	14,580	259,524
Palomar Holdings, Inc. (a)	3,150	328,356
ProAssurance Corp.	9,820	153,585
Safety Insurance Group, Inc.	3,290	227,306
Trupanion, Inc. (a)	4,810	379,509
United Fire Group, Inc.	4,530	92,049
Universal Insurance Holdings, Inc.	8,320	115,149
		4,052,033
INTERNET MEDIA & SERVICES - 1.0%
HealthStream, Inc. (a)	5,690	114,198
Shutterstock, Inc.	4,940	257,078
Stamps.com, Inc. (a)	2,760	665,022

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
INTERNET MEDIA & SERVICES - 1.0% (Continued)
TechTarget, Inc. (a)	2,580	$113,417
		1,149,715
LEISURE FACILITIES & SERVICES - 1.3%
Bloomin' Brands, Inc.	12,830	195,914
Brinker International, Inc.	5,280	225,562
Cheesecake Factory, Inc. (The)	3,850	106,799
Chuy's Holdings, Inc. (a)	6,790	132,948
Dave & Buster's Entertainment, Inc.	11,830	179,343
Dine Brands Global, Inc.	1,590	86,798
Red Robin Gourmet Burgers, Inc. (a)	14,540	191,347
Shake Shack, Inc. - Class A (a)	5,830	375,918
		1,494,629
LEISURE PRODUCTS - 1.3%
Callaway Golf Co.	14,230	272,362
LCI Industries	4,750	504,878
Winnebago Industries, Inc.	3,720	192,212
YETI Holdings, Inc. (a)	12,240	554,717
		1,524,169
MACHINERY - 3.4%
Alamo Group, Inc.	1,800	194,454
Astec Industries, Inc.	4,300	233,275
Enerpac Tool Group Corp.	7,300	137,313
ESCO Technologies, Inc.	3,760	302,906
Federal Signal Corp.	13,370	391,072
Franklin Electric Co., Inc.	7,820	460,051
Hillenbrand, Inc.	20,530	582,231
Ichor Holdings Ltd. (a)	4,880	105,262
John Bean Technologies Corp.	6,135	563,745
Lindsay Corp.	2,190	211,729
MTS Systems Corp.	14,060	268,687
SPX FLOW, Inc. (a)	7,180	307,447
Tennant Co.	3,800	229,368
		3,987,540
MEDICAL EQUIPMENT & DEVICES - 3.3%
Cardiovascular Systems, Inc. (a)	8,070	317,554
Glaukos Corp. (a)	8,640	427,853
Integer Holdings Corp. (a)	4,160	245,482

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 3.3% (Continued)
Lantheus Holdings, Inc. (a)	10,653	$134,974
LeMaitre Vascular, Inc.	5,160	167,855
Luminex Corp.	13,610	357,262
Meridian Bioscience, Inc. (a)	12,960	220,061
Merit Medical Systems, Inc. (a)	11,920	518,520
Myriad Genetics, Inc. (a)	13,280	173,171
Neogen Corp. (a)	10,353	810,122
OraSure Technologies, Inc. (a)	14,440	175,735
Tactile Systems Technology, Inc. (a)	3,830	140,140
Varex Imaging Corp. (a)	8,210	104,431
Zynex, Inc. (a)	5,560	97,022
		3,890,182
METALS & MINING - 1.0%
Arconic Corp. (a)	19,090	363,664
Century Aluminum Co. (a)	10,980	78,178
Cleveland-Cliffs, Inc.	76,790	492,992
Encore Wire Corp.	5,520	256,238
		1,191,072
OIL & GAS PRODUCERS - 0.1%
Laredo Petroleum, Inc. (a)	13,610	133,378

OIL & GAS SERVICES & EQUIPMENT - 1.5%
Core Laboratories N.V.	39,360	600,634
DMC Global, Inc.	6,340	208,840
Geospace Technologies Corp. (a)	51,310	317,096
Matrix Service Co. (a)	29,780	248,663
Nabors Industries Ltd.	5,721	139,821
Newpark Resources, Inc. (a)	188,870	198,313
NOW, Inc. (a)	16,360	74,274
		1,787,641
PUBLISHING & BROADCASTING - 0.3%
E.W. Scripps Co. (The) - Class A	9,180	105,019
Gannett Co., Inc.	68,457	88,994
Scholastic Corp.	8,410	176,526
		370,539
REAL ESTATE SERVICES - 1.0%
Marcus & Millichap, Inc. (a)	9,260	254,835

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
REAL ESTATE SERVICES - 1.0% (Continued)
RE/MAX Holdings, Inc. - Class A	8,960	$293,261
Realogy Holdings Corp. (a)	48,290	455,858
Retail Properties of America, Inc. - Class A	30,650	178,076
		1,182,030
REITS - 8.0%
Acadia Realty Trust	17,540	184,170
Agree Realty Corp.	9,270	589,943
Alexander & Baldwin, Inc.	14,570	163,330
American Assets Trust, Inc.	6,220	149,840
Armada Hoffler Properties, Inc.	17,570	162,698
ARMOUR Residential REIT, Inc.	16,350	155,488
Brandywine Realty Trust	38,600	399,124
CareTrust REIT, Inc.	16,990	302,337
Chatham Lodging Trust	22,880	174,346
Community Healthcare Trust, Inc.	5,180	242,217
DiamondRock Hospitality Co.	41,780	211,825
Diversified Healthcare Trust	40,550	142,736
Easterly Government Properties, Inc.	20,360	456,268
Essential Properties Realty Trust, Inc.	14,970	274,250
Four Corners Property Trust, Inc.	9,270	237,219
Franklin Street Properties Corp.	32,340	118,364
Getty Realty Corp.	3,980	103,520
Global Net Lease, Inc. (a)	16,180	257,262
Hersha Hospitality Trust	40,330	223,428
Independence Realty Trust, Inc.	16,080	186,367
Industrial Logistics Properties Trust	5,000	109,350
Innovative Industrial Properties, Inc.	3,480	431,903
Investors Real Estate Trust	1,420	92,541
iStar, Inc.	14,210	167,820
Kite Realty Group Trust	10,900	126,222
Lexington Realty Trust	54,310	567,539
LTC Properties, Inc.	7,200	250,992
Matson, Inc.	8,190	328,337
National Storage Affiliates Trust	10,520	344,109
Office Properties Income Trust	8,140	168,661
Retail Opportunity Investments Corp.	14,670	152,788
RPT Realty	28,780	156,563
Safehold, Inc.	3,430	213,003

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
REITS - 8.0% (Continued)
Saul Centers, Inc.	6,620	$175,960
SITE Centers Corp.	26,930	193,896
Summit Hotel Properties, Inc.	24,240	125,563
Tanger Factory Outlet Centers, Inc.	16,520	99,616
Uniti Group, Inc.	35,680	375,889
Universal Health Realty Income Trust	1,650	94,033
Washington Real Estate Investment Trust	15,790	317,853
Xenia Hotel & Resorts, Inc.	23,860	209,491
		9,436,861
RETAIL - CONSUMER STAPLES - 0.6%
Big Lots, Inc.	7,800	347,880
PriceSmart, Inc.	1,340	89,043
SpartanNash Co.	17,520	286,452
		723,375
RETAIL - DISCRETIONARY - 4.7%
Abercrombie & Fitch Co. - Class A	13,550	188,752
Asbury Automotive Group, Inc. (a)	3,100	302,095
Bed Bath & Beyond, Inc.	11,190	167,626
Boot Barn Holdings, Inc. (a)	4,560	128,318
Buckle, Inc. (The)	5,380	109,698
Caleres, Inc.	16,560	158,314
Chico's FAS, Inc.	82,620	80,348
Children's Place, Inc. (The)	8,690	246,362
Designer Brands, Inc. - Class A	22,480	122,066
Ethan Allen Interiors, Inc.	16,450	222,733
GameStop Corp. - Class A (a)	30,410	310,182
Genesco, Inc. (a)	8,480	182,659
GMS, Inc. (a)	7,050	169,905
Group 1 Automotive, Inc.	3,050	269,589
Guess?, Inc.	9,260	107,601
Hibbett Sports, Inc. (a)	9,960	390,631
La-Z-Boy, Inc.	6,970	220,461
Lumber Liquidators Holdings, Inc. (a)	11,530	254,237
Macy's, Inc.	66,210	377,397
MarineMax, Inc. (a)	3,780	97,033
Michaels Cos., Inc. (The) (a)	13,040	125,901
Monro, Inc.	6,250	253,562
ODP Corp. (The)	7,677	149,318

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 4.7% (Continued)
Signet Jewelers Ltd.	17,690	$330,803
Sleep Number Corp. (a)	5,300	259,223
Sonic Automotive, Inc. - Class A	4,410	177,106
Zumiez, Inc. (a)	6,910	192,236
		5,594,156
SEMICONDUCTORS - 3.1%
Axcelis Technologies, Inc. (a)	7,890	173,580
Brooks Automation, Inc.	14,200	656,892
CEVA, Inc. (a)	4,260	167,716
Cohu, Inc.	7,270	124,899
CTS Corp.	6,010	132,400
Diodes, Inc. (a)	6,230	351,684
FormFactor, Inc. (a)	13,950	347,774
Kulicke & Soffa Industries, Inc.	9,850	220,640
MaxLinear, Inc. (a)	8,600	199,864
Onto Innovation, Inc. (a)	10,847	323,024
Photronics, Inc. (a)	16,690	166,232
Power Integrations, Inc.	8,720	483,088
Rambus, Inc. (a)	13,445	184,062
Ultra Clean Holdings, Inc. (a)	5,050	108,373
Veeco Instruments, Inc. (a)	8,620	100,595
		3,740,823
SOFTWARE - 3.4%
Agilysys, Inc. (a)	6,190	149,550
Allscripts Healthcare Solutions, Inc. (a)	16,430	133,740
Bottomline Technologies (de), Inc. (a)	8,780	370,165
Donnelley Financial Solutions, Inc. (a)	10,660	142,418
Ebix, Inc.	7,800	160,680
Glu Mobile, Inc. (a)	22,080	169,464
LivePerson, Inc. (a)	9,500	493,905
MicroStrategy, Inc. - Class A (a)	1,390	209,279
NextGen Healthcare, Inc. (a)	9,550	121,667
Omnicell, Inc. (a)	8,040	600,266
OneSpan, Inc. (a)	4,520	94,739
PDF Solutions, Inc. (a)	9,190	171,945
Progress Software Corp.	6,410	235,119
Simulations Plus, Inc.	2,170	163,531
SPS Commerce, Inc. (a)	5,620	437,630

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
SOFTWARE - 3.4% (Continued)
Tabula Rasa HealthCare, Inc. (a)	4,720	$192,434
Xperi Holding Corp.	18,531	212,921
		4,059,453
SPECIALTY FINANCE - 2.2%
Apollo Commercial Real Estate Finance, Inc.	22,000	198,220
Capstead Mortgage Corp.	27,500	154,550
Deluxe Corp.	8,680	223,336
Encore Capital Group, Inc. (a)	4,100	158,219
Enova International, Inc. (a)	7,260	118,992
Granite Point Mortgage Trust	24,170	171,365
Invesco Mortgage Capital, Inc.	43,621	118,213
KKR Real Estate Finance Trust, Inc.	6,670	110,255
Mr. Cooper Group, Inc. (a)	6,240	139,277
New York Mortgage Trust, Inc.	75,880	193,494
PennyMac Mortgage Investment Trust	15,630	251,174
PRA Group, Inc. (a)	6,920	276,454
Redwood Trust, Inc.	19,810	148,971
Stewart Information Services Corp.	3,830	167,486
Walker & Dunlop, Inc.	4,340	230,020
		2,660,026
TECHNOLOGY HARDWARE - 3.4%
3D Systems Corp. (a)	23,680	116,269
ADTRAN, Inc.	14,390	147,569
Benchmark Electronics, Inc.	8,020	161,603
CalAmp Corp. (a)	20,810	149,624
Daktronics, Inc.	21,060	83,398
Fabrinet (a)	7,070	445,622
Harmonic, Inc. (a)	31,980	178,448
Knowles Corp. (a)	18,120	269,988
NETGEAR, Inc. (a)	4,710	145,162
Pitney Bowes, Inc.	141,320	750,409
Plantronics, Inc.	8,330	98,627
Plexus Corp. (a)	4,900	346,087
Sanmina Corp. (a)	13,090	354,085
TTM Technologies, Inc. (a)	16,420	187,352
Universal Electronics, Inc. (a)	2,770	104,540
Viavi Solutions, Inc. (a)	37,780	443,159

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE - 3.4% (Continued)
Vicor Corp. (a)	1,150	$89,390
		4,071,332
TECHNOLOGY SERVICES - 3.4%
Cardtronics plc - Class A (a)	6,690	132,462
CSG Systems International, Inc.	13,810	565,520
EVERTEC, Inc.	10,810	375,215
ExlService Holdings, Inc. (a)	5,430	358,217
Green Dot Corp. - Class A (a)	7,600	384,636
Insight Enterprises, Inc. (a)	13,130	742,895
NIC, Inc.	11,920	234,824
Perficient, Inc. (a)	7,030	300,462
Sykes Enterprises, Inc. (a)	8,000	273,680
TTEC Holdings, Inc.	5,360	292,388
Unisys Corp. (a)	10,560	112,675
Virtusa Corp. (a)	4,690	230,561
		4,003,535
TELECOMMUNICATIONS - 2.1%
8x8, Inc. (a)	19,530	303,691
ATN International, Inc.	3,340	167,468
Cincinnati Bell, Inc. (a)	7,720	115,800
Cogent Communications Holdings, Inc.	7,110	426,955
Consolidated Communications Holdings, Inc. (a)	29,970	170,529
Iridium Communications, Inc. (a)	16,070	411,071
Shenandoah Telecommunications Co.	7,650	339,928
Spok Holdings, Inc.	14,760	140,368
Vonage Holdings Corp. (a)	39,210	401,118
		2,476,928
TRANSPORTATION & LOGISTICS - 2.5%
Allegiant Travel Co.	1,900	227,620
ArcBest Corp.	4,550	141,323
Atlas Air Worldwide Holdings, Inc. (a)	4,200	255,780
Bristow Group, Inc. (a)	8,623	183,239
Echo Global Logistics, Inc. (a)	6,670	171,886
Forward Air Corp.	6,040	346,575
Hawaiian Holdings, Inc.	10,110	130,318
Heartland Express, Inc.	14,760	274,536
Hub Group, Inc. - Class A (a)	5,380	270,049
Marten Transport Ltd.	12,750	208,080

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
TRANSPORTATION & LOGISTICS - 2.5% (Continued)
Saia, Inc. (a)	4,740	$597,903
SEACOR Holdings, Inc. (a)	3,470	100,908
SkyWest, Inc.	2,870	85,698
		2,993,915
TRANSPORTATION EQUIPMENT - 0.4%
Greenbrier Cos., Inc. (The)	6,020	176,988
Meritor, Inc. (a)	12,840	268,870
		445,858
WHOLESALE - CONSUMER STAPLES - 1.1%
Andersons, Inc. (The)	29,050	556,888
Calavo Growers, Inc.	3,610	239,235
Chefs' Warehouse, Inc. (The) (a)	19,440	282,658
United Natural Foods, Inc. (a)	18,350	272,864
		1,351,645
WHOLESALE - DISCRETIONARY - 1.0%
ePlus, Inc. (a)	2,280	166,896
G-III Apparel Group Ltd. (a)	12,730	166,890
PC Connection, Inc.	2,570	105,524
ScanSource, Inc. (a)	32,270	639,914
Veritiv Corp. (a)	10,010	126,727
		1,205,951

TOTAL COMMON STOCKS (COST $115,592,555)		$116,746,823

RIGHTS - 0.0% (b)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 0.0% (b)
Lantheus Holdings, Inc., CVR (a)(c) (Cost $0)	28,980	$2,608

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	$70,000	$70,929
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	330,000	342,731
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	330,000	344,811
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	60,000	61,542

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

CORPORATE NOTES - 0.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9% (Continued)
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/13/24	$90,000	$92,504
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	150,000	150,000
TOTAL CORPORATE NOTES (COST $1,030,000)				$1,062,517

MONEY MARKET FUNDS - 0.5%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.07% (e) (COST $551,192)	551,192	$551,192

TOTAL INVESTMENTS - (COST $117,173,747) - 99.8%		$118,363,140

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		250,814

NET ASSETS - 100.0%		$118,613,954

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $2,608 as of September 30, 2020, representing 0.0% (b) of net assets.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$70,000	$70,929	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	330,000	342,731	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	330,000	344,811	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	60,000	61,542	0.0	%(b)
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	90,000	92,504	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	150,000	150,000	0.1%
		$1,030,000	$1,062,517	0.9%

(e)	The rate shown is the 7-day effective yield as of September 30, 2020.

CVR - Contingent Value Right
plc - Public Liability Company
REIT - Real Estate Investment Trust

Schedule of Portfolio Investments
Praxis Genesis Conservative Portfolio
September 30, 2020 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 70.2%
Praxis Impact Bond Fund - Class I	1,697,828	$18,998,692

EQUITY FUND - 29.8%
Praxis Growth Index Fund - Class I	74,903	2,489,039
Praxis International Index Fund - Class I	216,983	2,421,525
Praxis Small Cap Index Fund - Class I	80,514	661,019
Praxis Value Index Fund - Class I	180,701	2,477,405
		8,048,988

TOTAL AFFILIATED MUTUAL FUNDS (COST $22,498,685)		$27,047,680

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.07% (b) (COST $5,966)	5,966	$5,966

TOTAL INVESTMENTS - (COST $22,504,651) - 100.0%		$27,053,646

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(11,956)

NET ASSETS - 100.0%		$27,041,690

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2020.

Schedule of Portfolio Investments
Praxis Genesis Balanced Portfolio
September 30, 2020 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.1%	Shares	Fair Value
DEBT FUND - 40.3%
Praxis Impact Bond Fund - Class I	2,957,535	$33,094,819

EQUITY FUND - 59.8%
Praxis Growth Index Fund - Class I	395,269	13,134,800
Praxis International Index Fund - Class I	1,322,164	14,755,348
Praxis Small Cap Index Fund - Class I	981,591	8,058,866
Praxis Value Index Fund - Class I	953,603	13,073,904
		49,022,918

TOTAL AFFILIATED MUTUAL FUNDS (COST $63,231,880)		$82,117,737

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.07% (b) (COST $1,822)	1,822	$1,822

TOTAL INVESTMENTS - (COST $63,233,702) - 100.1%		$82,119,559

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(112,641)

NET ASSETS - 100.0%		$82,006,918

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2020.

Schedule of Portfolio Investments
Praxis Genesis Growth Portfolio
September 30, 2020 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.1%	Shares	Fair Value
DEBT FUND - 20.2%
Praxis Impact Bond Fund - Class I	1,386,341	$15,513,152

EQUITY FUND - 79.9%
Praxis Growth Index Fund - Class I	474,918	15,781,529
Praxis International Index Fund - Class I	1,652,800	18,445,245
Praxis Small Cap Index Fund - Class I	1,380,560	11,334,400
Praxis Value Index Fund - Class I	1,145,741	15,708,108
		61,269,282

TOTAL AFFILIATED MUTUAL FUNDS (COST $57,055,007)		$76,782,434

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.07% (b) (COST $2,009)	2,009	$2,009

TOTAL INVESTMENTS - (COST $57,057,016) - 100.1%		$76,784,443

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(44,034)

NET ASSETS - 100.0%		$76,740,409

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2020.